SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies [Abstract]
Basis for preparation
A.	Basis for preparation

The consolidated financial statements of the Bank are prepared in accordance with the International Financial Reporting Standards (hereinafter, IFRS) issued by the International Accounting Standards Board (hereinafter, IASB), as well as the interpretations issued by the International Financial Reporting Interpretations Committee (hereinafter, IFRS-IC).

The preparation of financial statements in conformity with IFRS requires the use of accounting estimates which, by definition, will seldom equal the actual results. Therefore, the estimates and assumptions are constantly reviewed. Any revision is recongized in the same period if it affects the reviewed period; or in the reviewed period and future periods if it affects all the current and future periods.

Assets and liabilities are measured at cost or amortized cost, except for some financial assets and liabilities and investment properties that are measured at fair value.  Financial assets and liabilities measured at fair value comprise those classified as assets and liabilities at fair value through profit or loss, debt instruments and equity securities measured at fair value through other comprehensive income (“OCI”) and derivative instruments. Likewise, the carrying value of assets and liabilities that are designated as hedged items in a fair value hedge, is adjusted for changes in fair value attributable to the hedged risk.

The consolidated financial statements are stated in Colombian pesos and its figures are stated in millions, except earnings per share, diluted earnings per share and the market exchange rate, which are stated in Colombian pesos, while other currencies (dollars, euro, pounds, etc.) are stated in thousands.

The Parent Company’s financial statements, which have been prepared in accordance with “Normas de Contabilidad e Información Financiera” (NCIF) applicable to separate financial statements, are those that serve as the basis for the distribution of dividends and other appropriations by the stockholders.

Presentation of financial statements
B.	Presentation of financial statements

The Bank presents the consolidated statement of financial position ordered by liquidity and the consolidated statement of income is prepared based on the nature of expenses. Revenues and expenses are not offset, unless such compensation is permitted or required by any accounting standard or interpretation and are described in the Bank's policies.

The statement of comprehensive income presents net income and items of other comprehensive income classified by nature and grouped into those that will not be reclassified subsequently to profit or loss and those that will be reclassified when specific conditions are met. The Bank discloses the amount of income tax relating to each item of OCI.

The consolidated statement of cash flows was prepared using the indirect method, whereby net income is adjusted for the effects of transactions of a non-cash nature, changes during the period in operating assets and liabilities, and items of income or expense associated with investing or financing cash flows.

Consolidation
C.	Consolidation

1.	Subsidiaries

The consolidated financial statements include the financial statements of Bancolombia S.A. and its subsidiaries as of and for the periods ended on December 31, 2018 and 2017. The Parent Company consolidates the financial results of the entities on which it exerts control.

In accordance with IFRS 10, a subsidiary is an entity controlled by any of the entities that comprise The Bank, as long as the controlling entity has:

•	Power over the investee that give it the ability to direct their relevant activities that significantly affect the investee’s returns.
•	Exposure or rights to variable returns for its involvement with the investee.
•	Ability to use its power over the investee to affect the investor’s returns

The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2018	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Valores Simesa S.A. (1)	Colombia	Investments	67.73%	68.57%	68.57%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
BIBA Inmobiliaria S.A.S.	Colombia	Real estate broker	100.00%	100.00%	100.00%
FCP Fondo Colombia Inmobiliario. (2)	Colombia	Real estate broker	51.29%	63.47%	62.55%
Prosicol S.A.S. (3)	Colombia	Pre-operating stage	-	-	68.57%
Fideicomiso "Lote Abelardo Castro".	Colombia	Mercantil trust	67.39%	68.23%	68.23%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Investments	99.16%	99.16%	99.16%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A.	Panama	Financial services	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Suvalor Panamá Fondos de Inversión S.A.	Panama	Holding	100.00%	100.00%	100.00%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2018	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016
Suvalor Renta Fija Internacional Largo Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Banistmo Asset Management Inc. (4)	Panama	Purchase and sale of securities	-	-	100.00%
Banistmo Capital Markets Group Inc. (5)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Van Dyke Overseas Corp. (6)	Panama	Real estate broker	-	100.00%	100.00%
Inmobiliaria Bickford S.A. (6)	Panama	Real estate broker	-	100.00%	100.00%
Williamsburg International Corp. (6)	Panama	Real estate broker	-	100.00%	100.00%
Anavi Investment Corporation S.A. (5)	Panama	Real estate broker	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A. (5)	Panama	Real estate broker	100.00%	100.00%	100.00%
Steens Enterpresies S.A. (5)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A. (5)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	60.00%	60.00%	60.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.36%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A IFBA	El Salvador	Investments	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagricola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Arrendamiento Operativo CIB S.A.C. (7)	Peru	Operating leasing	100.00%	100.00%	100.00%
Fondo de Inversión en Arrendamiento Operativo - Renting Perú (8)	Peru	Car Rental	-	100.00%	100.00%
Capital Investments SAFI S.A. (8)	Peru	Trust	-	100.00%	100.00%
FiduPerú S.A. Sociedad Fiduciaria (7)	Peru	Trust	98.81%	98.81%	98.81%
Leasing Perú S.A. (8)	Peru	Leasing	-	100.00%	100.00%
Banagrícola Guatemala S.A .(8)	Guatemala	Outsourcing	-	99.16%	99.16%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	60.00%	60.00%	60.00%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance company	59.17%	59.17%	59.17%
Financiera Agromercantil S.A.	Guatemala	Financial services	60.00%	60.00%	60.00%
Agrovalores S.A.	Guatemala	Securities brokerage	60.00%	60.00%	60.00%
Tarjeta Agromercantil S.A. (8)	Guatemala	Credit Card	-	60.00%	60.00%
Arrendadora Agromercantil S.A.	Guatemala	Operating Leasing	60.00%	60.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A.	Guatemala	Insurance company	60.00%	60.00%	60.00%
Asistencia y Ajustes S.A.	Guatemala	Services	60.00%	60.00%	60.00%
Serproba S.A.	Guatemala	Maintenance and remodelling services	60.00%	60.00%	60.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	60.00%	60.00%	60.00%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2018	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016
Conserjeria, Mantenimiento y Mensajería S.A.	Guatemala	Maintenance services	60.00%	60.00%	60.00%
Media Plus S.A. (8)	Guatemala	Advertising and marketing	-	60.00%	60.00%
Mercom Bank Ltd.	Barbados	Banking	60.00%	60.00%	60.00%
New Alma Enterprises Ltd.	Bahamas	Investments	60.00%	60.00%	60.00%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Caymán S.A.	Cayman Islands	Banking	100.00%	100.00%	100.00%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.16%	99.16%	99.16%

(1)	The decrease in the shareholding is due to the repurchase of outstanding stock by the subsidiary.
(2)	During 2018, the Bank's shareholding decreased in the subsidiary's capitalization process.
(3)	Investment sold by Valores Simesa during 2017.
(4)	Investment absorbed by Banistmo Capital Markets Group, Inc. during 2017.
(5)	Investments in non-operational stage.
(6)	Investment absorbed by Banistmo Capital Markets Group, Inc. during 2018.
(7)	Investment classified as assets held for sale. See Note 12 Assets held for sale and Inventories.
(8)	Investment liquidated during 2018.

When necessary, adjustments are made to the accounting principles in the financial statements of subsidiaries to bring their accounting policies into line with the Bank’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Bank are eliminated in full on consolidation.

Non-controlling interests in controlled entities are presented in profit or loss and equity separately from the Parent Company stockholders’ equity and profit or loss. When the Bank loses control over a subsidiary, any residual interest remaining on the Bank’s balances is measured at fair value; gains or losses arising from this measurement are recognized in net income

There are restrictions on the ability of the Parent Company to obtain distributions of capital, due to the regulatory requirements of its subsidiaries in Panama. Banistmo and Bancolombia Panama have net assets before intercompany eliminations amounting to COP 8,186,449 and COP 6,872,171 at December 31, 2018 and 2017, respectively.

The loans and financial leases granted by those subsidiaries are subject to prudential regulation in Panama issued by the Panamanian Superintency of Banks including a requirement to maintain minimum reserves as a countercyclical capital buffer. For the years ended at December 31, 2018 and 2017, the reserves recognized amounted to COP 1,020,913 and COP 616,814. These requirements restrict the ability of the aforementioned subsidiaries to make remittances of dividends to Bancolombia S.A., the ultimate parent, except in the event of liquidation.

2.	Transactions between entities under common control

Combination of entities under common control, i.e. transactions in which all the combining entities are under the control of the Bank both before and after the combination, and that control is not transitory, are outside the scope of the IFRS 3- Business combinations. Currently, there is no specific guidance for these transactions under IFRS, therefore, as permitted by IAS 8, the Bank has developed an accounting policy considering the pronouncements of other standard-setting bodies. The assets and liabilities recognized as a result of transactions between entities under common control are recognized at the carrying value of the acquiree’s financial statements. The Bank presents the net assets received prospectively from the date of the transfer.

3.	Investments in associates and joint ventures

An associate is an entity over which the Bank has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

A joint venture is an entity that the Bank controls jointly with other participants, where the parties maintain a contractual agreement that establishes joint control over the relevant activities of the entity (which only exists when decisions about those activities require unanimous consent of the parties sharing control) and the parties have rights to the net assets of the joint arrangement.

At the acquisition date, the excess of the acquisition cost of the associate or joint venture shares exceeding the Bank´s share of the net fair value of identifiable assets and liabilities of the investee is recognized as goodwill and it is included in the carrying amount of the investment and it is not amortized. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment as a single asset in accordance with IAS 36 Impairment of Assets Impairment losses are recognized in net income and are calculated as the difference between the recoverable amount of the associate or joint venture, using the higher of its value in use and its fair value less costs of disposal, and its carrying value.

The results and assets and liabilities of associates or joint ventures are incorporated in the consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. When an investment in an associate or joint venture is held by, or is held indirectly through, an entity that is a venture capital organization, or a mutual fund, unit trust or similar entities, and such investment is measured at fair value through profit or loss in that entity, the Bank may elect to measure investments in those associates and joint ventures at fair value through profit or loss in the consolidated financial statements. This election is applied on an investment by investment basis.

Under the equity method, the investment is initially recorded at cost and adjusted thereafter to recognize the Bank’s share of the profits or loss and other comprehensive income of the associate or join venture. When the Bank's share of losses of an associate or joint venture exceeds the Bank's interest in that associate or joint venture (which includes any long-term interests that, in substance, form part of the Bank's net investment in the associate or joint venture), the Bank discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Bank has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture.

When the equity method is applicable, adjustments are considered in order to adopt uniform accounting policies of the associate or joint venture with the Bank. The portion that corresponds to the Bank for changes in the investee´s other comprehensive income items is recognized in the consolidated statement of comprehensive income as “Unrealized gain/(loss) on investments in associates and joint ventures using equity method” and gains or losses of the associate or joint venture are recognized in the consolidated statement of income as “Dividends received and share of profits of equity method investees”, in accordance with the Bank's participation. Gains and losses resulting from transactions between the Bank and its associate or joint venture are recognized in the Bank´s consolidated financial statements only to the extent of unrelated investor´s interest in the associate or joint venture. The equity method is applied from the acquisition date until the significant influence or joint control over the entity is lost.

The unrealized gain or loss of an associate or joint venture is presented in the consolidated statement of comprehensive income, net of tax. Changes in the investment´s participation that arise from changes in other comprehensive income of an associate or joint venture are recognized directly in the investor’s statement of other comprehensive income.

The dividends received from the associate or joint venture reduce the investment carrying value.

When the significant influence on the associate or the joint venture is lost, the Bank measures and recognizes any residual investment that remained at its fair value. The difference between the associate or joint venture carrying value (taking into account the relevant items of other comprehensive income), the fair value of the retained residual investment and any proceeds from disposing of a part interest in the associate or joint venture, is recognized in the statement
of income. The currency translation adjustments recognized in equity are reclassified to net income at the moment of disposal.

For further informacion please see note 7.

4.	Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement.

The Bank recognizes and measures assets, liabilities, revenues and expenses in relation to its interest in joint operations in accordance with the applicable IFRS for the particular assets, liabilities, revenues and expenses.

If the Bank acquires an interest in a joint operation in which the activity constitutes a business, as defined in IFRS 3 Business Combinations or when an existing business is contributed to the joint operation on its formation by one of the parties that participate in the joint operation, the Bank will apply all of the principles of IFRS 3 Business Combinations. In this case the Bank recognizes goodwill in the event that consideration transferred exceeds the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed. Goodwill is tested for impairment at least annually.

When the Bank transacts with a joint operation in which the Parent Company or its subsidiaries is a joint operator (such as a sale or contribution of assets), the Bank is considered to be conducting the transaction with the other parties to the joint operation, and gains and losses resulting from the transactions are recognized in the Bank’s consolidated financial statements only to the extent of other parties’ interests in the joint operation.

When the Bank transacts with a joint operation in which the Parent Company or its subsidiaries is a joint operator (such as a purchase of assets), the Bank does not recognize its share of the gains and losses until it resells those assets to a third party.

5.	Funds administration

The Bank manages assets held in mutual funds and other forms of investment. Assets managed by the Bank’s subsidiaries and owned by third parties are not included in the consolidated financial statements unless control exists as structured entities.

The Bank consolidates the following funds:

Name	Country	% of ownership interest held by the Bank, 2018	% of ownership interest held by the Bank, 2017	% of ownership interest held by the Bank, 2016	Assets managed
					December 2018	December 2017
FCP Fondo Colombia Inmobiliario	Colombia	51.29%	63.47%	62.55%	3,205,133	2,698,224
Fideicomiso “lote Abelardo Castro”	Colombia	67.39%	68.23%	68.23%	11,616	10,343
Suvalor Panamá Fondo de Inversión	Panamá	100.00%	100.00%	100.00%	244	224
Fondo de Inversión en Arrendamiento Operativo Renting Perú	Perú	-	100.00%	100.00%	-	-

For all the aforementioned funds, the Bank has participated in the design of the structured entity, establishes operating and financial decisions of the funds and it is exposed to variable returns such as dividends or returns paid in quarterly installments.

The commissions earned by the management of funds that are not consolidated are included in the statement of income as “Fees and commissions income”.

6.	Non-controlling interest

Non-controlling interests in the net assets of consolidated subsidiaries are presented separately within the Bank’s equity. Similarly, net income and other comprehensive income are also attributed to non-controlling interest and equity holders of the Parent Company. The amount of non-controlling interest may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. The option for recognition is made on an investment by investment basis.

Any purchase or sale of shares in subsidiaries that does not imply a loss or gain of control is directly recognized in equity.

6.1.	Significant non-controlling interest

FCP Colombia Inmobiliario

As of December 31, 2018, and 2017, the portion of non-controlling interest in the FCP Colombia Inmobiliario was 48,71% and 36,53%, respectively, which is considered as a significant non-controlling interest for the Bank and its subsidiaries. The principal place of business of FCP Colombia Inmobiliario is Bogotá (Colombia).

As of December 31, 2018, and 2017, there were no dividends declared by this subsidiary. In contrast, there were returns paid in quarterly installments due to the nature of its business, which mainly comprises long- term investment in real state, considered as low-risk portfolio.

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2018, 2017 and 2016, related to the FCP Colombia Inmobiliario:

	December 31, 2018	December 31, 2017	December 31, 2016
	In millions of COP
Assets	3,205,133	2,698,224	2,009,382
Liabilities	963,841	1,048,867	655,315
Net assets	2,241,292	1,649,357	1,354,067
Condensed statement of income
Income
Valuation of investment properties	70,933	81,816	52,543
Valuation of trust rights	29,161	53,143	12,903
Rents	147,324	135,135	120,811
Profits of equity method investees	96,201	144,146	-
Other income	6,940	4,493	2,616
Total Income	350,559	418,733	188,873
Expenses
Interest on loans	67,593	68,900	67,558
Trust fees	554	322	9,004
Other expenses	121,162	86,270	49,078
Total Expenses	189,309	155,492	125,640
Net Income	161,250	263,241	63,233
Condensed cash flow
Net cash (used in) provided by operating activities	(351)	(394)	(372)
Net cash (used in) provided by investing activities	-	-	-
Net cash (used in) provided by financing activities	334	409	375
Cash and cash equivalents at beginning of year	18	3	-
Cash and cash equivalents at end of year	1	18	3

The information above are the amounts before inter-company eliminations.

As of December 31, 2018, 2017 and 2016, the profit allocated to non-controlling interest amounted to COP 78,570, COP 96,179 and COP 23,701, respectively.

As of December 31, 2018, 2017 and 2016, the accumulated non-controlling interest of the FCP Colombia Inmobiliario amounted to COP 1,091,802, COP 602,548 and COP 507,115, respectively.

Grupo Agromercantil Holding S.A.

As of December 30, 2018, the portion of ownership in Grupo Agromercantil Holding by the non-controlling interest was 40.00%, which is considered as a significant non-controlling interest for the Bank and its subsidiaries. Guatemala is the principal place of business of GAH and its subsidiaries.

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2018, 2017 and 2016 of GAH.

	December 31, 2018	December 31, 2017	December 31, 2016
In millions of COP
Assets	13,556,250	12,191,869	11,795,358
Liabilities	12,209,984	10,847,895	10,477,427
Equity	1,346,266	1,343,974	1,317,931
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments	388,932	389,463	393,972
Total fees and commission, net	111,932	101,565	58,745
Other operating income	52,286	54,246	55,942
Dividends received and equity method	579	608	779
Total operating income, net	553,729	545,882	509,438
Operating expenses	(458,277)	(445,038)	(435,430)
Income tax	(15,910)	(21,546)	(11,197)
Net income	79,542	79,298	62,811
Condensed cash flow
Net cash (used in) provided by operating activities	(66,235)	192,850	(136,878)
Net cash (used in) provided by investing activities	244,949	(1,427)	(4,157)
Net cash (used in) provided by financing activities	(2,983)	(87,103)	(77,684)
Cash and cash equivalents at beginning of year	1,324,893	1,098,861	1,359,176
Cash and cash equivalents at end of year	1,500,624	1,203,181	1,140,457
Other comprehensive income
Investments at fair value through OCI	(6,598)	2,241	3,682
Translation adjustment	43,803	15,758	(64,195)
Others	(3,922)	(3,042)	6,959
Total other comprehensive income	33,283	14,957	(53,554)

For the year 2018, 2017 and 2016, the dividends received from Grupo Agromercantil amounted to COP 50,341, COP 39,482 and COP 46,416, respectively.

Functional and presentation currency
1.	Functional and presentation currency

Items included in the financial statements of each of the Bank’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Colombian pesos, which is the functional currency for the Parent Company, and the presentation currency for the consolidated financial statements. All transactions and balances in other currency than pesos are considered as foreign currency.

Transactions and balances in foreign currency
2.	Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at period end exchange rates are generally recognized in net income. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Non-monetary items that are measured at cost are held at the exchange rate at the transaction date, while those which are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. When a gain or loss on a non-monetary item is recognized in Stament of other comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized in net income, any exchange component of that gain or loss shall be recognized in net income.

Foreign subsidiaries
3.	Foreign subsidiaries

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the Bank´s presentation currency are translated into the presentation currency as follows:

•
      Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position

•
      Income and expenses for each statement of income and statement of other comprehensive income are translated at average exchange rates, and

•
      All resulting exchange differences are recognized in other comprehensive income in Translation adjustment reserve.

As part of the consolidation process, exchange differences arising from debt securities in issue and the portion of other financial securities designated as hedges of foreign operations that are determined to be an effective hedge, are recognized in other comprehensive income in Translation adjustment reserve. When a foreign operation is sold or any debt securities in issue forming part of the net investment are repaid, the associated exchange differences are reclassified to net income, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing exchange rate.

The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2018	December 31, 2017	December 31, 2016
Closing exchange rate	3,249.75	2,984.00	3,000.71
Average rate for the period ended at	2,956.55	2,951.21	3,053.20

Cash and cash equivalents
4.	Cash and cash equivalents

The Bank considers cash and cash equivalents to include cash and balances at central bank, interbank assets and reverse repurchase agreements and other similar secured lending that have original maturities up to 90 days, as shown in Note 4.

Security deposits.
5.	Security deposits.

Security deposits are assets pledged as collateral that correspond to cash guarantees made by the Bank to other financial institutions. The carrying amount is increased when a margin call is issued or when it is necessary to increase the trading quota; conversely, it is decreased when the aim is to lower that quota. The security deposits are recognized as other assets in the consolidated statement of financial position at the amount paid in favor of the counterpart and these assets are not subject to interest recognition.

Business combinations and goodwill
6.	Business combinations and goodwill

Business combinations are those transactions where an acquirer obtains control of a business (e.g. an acquisition or merger).

Business combinations are accounted for using the acquisition method as follows: a) Identifiable acquired assets, liabilities and contingent liabilities assumed in the acquisition are recognized at fair value at the date of acquisition; b) Acquisition costs are recognized in the consolidated statement of income as expenses in the periods in which the costs are incurred and the services are received; c) and goodwill is recognized as an asset in the consolidated statement of financial position or a gain from a bargain purchase.

The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Bank (If any).

Goodwill is measured as the excess of the sum of the consideration transferred, the value of any non-controlled interest and, when applicable, the fair value of any previous equity interest in the acquiree, over the net fair value of the acquired assets, liabilities or contingent liabilities assumed at the date of acquisition.

For each business combination, at the date of acquisition, the Bank measures the non-controlling interest by the proportional share of the identifiable assets acquired, as well as liabilities and contingent liabilities assumed by the acquired company, or by their fair value.

Any contingent consideration in a business combination is classified as a liability or as equity and is recognized at fair value at the date of acquisition, the liability is remeasured at subsequent reporting dates in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and the consideration classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity.

The goodwill acquired in a business combination is allocated, at the date of acquisition, to the Bank's cash-generating units (or group of cash generating units) which are expected to benefit from the combination, regardless of whether other assets or liabilities of the acquiree are assigned to those units or group of units.

For business combinations achieved in stages, any previous equity interest held by the Bank in the acquiree is remeasured at its fair value at the date of acquisition and any resulting gain (or loss) is reported in the consolidated statement of income or other comprehensive income, as appropriate. Amounts previously recognized in other comprehensive income that must be recycle through net income in relation with such investments are reclassified to the consolidated statement of income, as if such investment had been sold. When the associate has other comprehensive income, which is not reclassified to profit or loss, the amounts are not reclassified when the investment is sold.

When the Bank enters into an option contract to acquire totally or partially the amount of shares in a subsidiary held by non-controlling interest, that entitles the non-controlling interest to sell its interest in the subsidiary to the Bank put option, the Bank analyzes whether the ownership risks and rewards remain with the non-controlling interest or have been transferred to the Bank. The non-controlling interest is recognized to the extent the risks and rewards of ownership of those shares remain with them. Irrespective of whether the non-controlling interest is recognized, a financial liability is recorded for the present value of the redemption amount. Subsequent changes to the liability are recognized in net income. The Bank will reclassify the liability to equity if the put option expires unexercised.

Financial instruments
7.	Financial instruments

A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

7.1.	Recognition of financial assets and liabilities

Financial assets and liabilities are recognized in the statement of financial position when the Bank becomes party to the contractual provisions of the instrument. This includes regular way purchases and sales, which are those purchases and sales of financial assets that require the delivery of assets within the time frame established by regulation or convention in the marketplace. The Bank uses settlement date accounting for regular way contracts when recording financial asset transactions.

7.2.	Offsetting of financial instruments

Financial assets and financial liabilities are reported on a net basis on the statement of financial position if and only if (i) there is currently a legally enforceable right to set off the recognized amounts and (ii) there is intention to settle on a net basis, or to realize the asset and settle the liability simultaneously. The Bank does not offset income and expenses, unless required or permitted by an IFRS.

7.3.	Fair value

The fair value of all financial assets and liabilities is determined at the statement of financial position date, for recognition or disclosure in the notes to the financial statements.

To determine fair value, characteristics of the asset or liability are taken into account in the same way that market participants would use when pricing the asset or liability at the measurement date:

Based on quoted prices (unadjusted) in active markets for identical assets or liabilities to which the Bank can access at the measurement date (level 1).

•
Based on inputs of valuation methodologies commonly used by the market participants, these inputs are other than quoted prices included with in level 1 that are observable for the assets or liabilities, either directly or indirectly; considering inputs as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities like interest rates and yield curves observable at commonly quoted intervals, implied volatilities and credit spreads, and market-corroborated inputs (level 2).

•
Based on internal valuation techniques of discounted cash flow and other valuation methodologies, using unobservable inputs estimated by the Bank for the assets or liabilities, in the absence of observable inputs (level 3).

The accounting judgments used in determining fair value relate to matters such as liquidity risk, credit risk and volatility. The changes in estimates related to these factors could affect the recognized fair value of the financial instruments.

In Note 29 Fair Value of assets and liabilities an analysis is provided of the fair values of financial instruments and non-financial assets and liabilities, including further details about the measurement of fair value.

Financial assets
7.4.	Financial assets

At initial recognition, the Bank measures financial assets at fair value plus, in the case of a financial asset that is not measured at fair value through profit or loss, the transaction costs directly attributable to the acquisition of the financial assets. Financial assets are then classified considering their subsequent measurement at fair value through profit or loss, fair value through OCI or amortized cost on the basis of the business model for managing the financial assets and the contractual cash flow characteristics of the instrument. In addition, for particular investments in equity instruments, in accordance with IFRS 9, the Bank made the irrevocable election to present subsequent changes in fair value in other comprehensive income.

7.4.1
Money market operations.

Interbank assets and interbank deposits

These are funds that the Bank lends to other financial institutions or borrows from the Central Bank and other financial institutions. The transactions in an asset position with maturity of up to ninety days are classified as cash equivalents. The operations in an asset position with maturity greater than ninety days and all the operations in a liability position are measured at amortized cost and presented as “Other assets” or “interbank deposits”, respectively.

Repurchase agreements and other similar secured transactions

•	Asset Position

Asset position refers to transactions accounted for as collateralized lending in which the Bank purchases securities with an agreement to resell them back to the seller at a stated price plus interest at a specified date, not exceeding one year. Repos in asset position are initially recognized at the consideration paid and they are subsequently measured at amortized cost. The difference between the purchase value and resale price is recorded in net interest income and accrued over the life of the agreement using the effective interest rate method.

•	Liability Position

Liability position refers to transactions accounted for as collateralized borrowing in which the Bank sells debt securities with an agreement to repurchase them back from the buyer at a stated price plus interest at a specified date, not exceeding one year.

The securities sold under those agreements are not derecognized from the statement of financial position when the Bank substantially retains all of the risks and rewards of the securities. However, the securities are disclosed as pledged assets. The amounts received are initially recognized, at fair value, as a financial liability and subsequently measured at amortized cost. The difference between the sale value and the repurchase value is treated as interest expense and accrued over the life of the agreement by the effective interest rate method.

7.4.2
Debt and equity securities

Securities at amortized cost

Debt securities are classified at amortized cost only if the asset is maintained within a business model whose objective is to hold it in order to collect contractual cash flows and the contractual terms of the security give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding; Its interest income is recognized using the effective interest rate method.

The effective interest method is a method used to calculate the amortized cost of an asset and to assign the income or cost in interest during the relevant period. The effective interest rate is the discount rate at which the present value of future estimated cash payments or those received through the expected life of the financial instrument, or, when appropriate, in a shorter time frame, are equal to the net carrying value at the beginning. To calculate the effective interest rate, the Bank estimates cash flows considering all the contractual terms of the financial instrument, including transaction costs and premiums granted minus commissions and discounts, but without considering future credit losses.

Securities at fair value through profit or loss

These are equity securities and debt securities that are not subsequently measured at amortized cost or at fair value through other comprehensive income. The difference between the current fair value and the immediately preceding fair value of the respective security is recorded as a higher or lower value of the asset, affecting the statement of income.

Investments at fair value through other comprehensive income (applicable since January 1, 2018)

Investments in debt securities are classified as measured at fair value through other comprehensive income if they are maintained under a business model whose objective is achieved by both obtaining the contractual cash flows and selling the instruments and, in addition, the instruments give rise, on specific dates to cash flows that correspond only to payments of capital and interest on the principal amount outstanding.

Changes in fair value of the investment are recognize in other comprehensive income, except for impairment gains or losses, interest income and foreign exchange gains or losses which are recognized in profit or loss. When the financial asset is written off, the accumulated gain or loss previously recognized in other comprehensive income is reclassified from equity to the statement of income. Interest income from these financial assets is recognized in the statement of income as ‘
Interest and valuation on investments’
using the effective interest rate method.

7.4.3
Equity instruments at fair value through other comprehensive income

The Bank has made an irrevocable election to present in other comprehensive income, subsequent changes in fair value of some equity instruments that are not held for trading; dividends from this type of instrument are recognized in net income only when the entity’s right to receive payment of the dividend is established.

7.4.4
Loans and advances to customers and financial institutions, leases and other receivables

These are financial assets that consist primarily of corporate loans, personal loans (including mainly consumer finance and overdrafts), residential mortgage loans and financial leases. The Bank established that loans, advances to customers and other receivables are held within a business model whose objective is to hold them in order to collect contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. They are initially measured at fair value, plus transaction costs and origination fees that are directly attributable to the acquisition. They are subsequently measured at amortized cost using the effective interest rate method.

7.4.5
Impairment of financial assets at amortized cost or at fair value through other comprehensive income “FVOCI”

7.4.5.1
Impairment of loans

Application for the period beginning on January 1, 2018 (IFRS 9):
At the end of each period, The Bank assesses impairment based on the expected loss of a financial asset or group of financial assets measured at amortized cost, or at fair value through other comprehensive income, where the impairment loss will be measured from “day 1” after its initial recognition. The model is structured in three phases in which the financial asset or group of financial assets can be categorized, from its initial recognition, considering the degree of credit risk and the circumstances that have produced a significant increase in it.

Stage 1 (Initial recognition) 12-month expected credit losses	Stage 2 (Significant increase in credit risk since initial recognition) Lifetime expected credit losses	Stage 3 (Credit-impaired assets) Lifetime expected credit losses

The expected loss is based on estimates of losses based on reasonable information about past events, present conditions and forecasts about future economic conditions.

The Bank determined that the measurement of impairment of the loan portfolio and financial leasing operations can be made through a collective or individual assessment in accordance with the amount of and characteristics of the loan.

Collective impairment model include parameters of probability of default at 12 months, probability of default throughout the lifetime of the obligation, loss resulting at default, and exposure at default with the inclusion of the prospective criterion. The individual analysis model is applied to significant exposures and includes the evaluation of weighted loss scenarios, taking into account macroeconomic expectations and the particular conditions of each debtor for the future generation of cash flow.

Significant Increase in Risk

To establish whether an asset presents a significant increase in risk since the initial recognition, the Bank performs an evaluation of quantitative and qualitative factors and reviews for each portfolio the rebuttable presumption that more than 30 days past due. The way in which the Bank determines whether the credit risk of financial instruments has increased significantly since the initial recognition is as follows:

Quantitative Criteria

Lifetime PD assessment: the Bank has determined that the most suitable quantitative way to establish the significant increase in credit risk is by assessing the residual lifetime PD at the initial recognition and at the current lifetime PD. In order to measure this difference, two thresholds are defined:

▪
Absolute Threshold: is the absolute difference between the value of the residual lifetime PD at the initial recognition and at the current lifetime PD. This threshold determines the value from which a positive absolute variation identifies a significant increase in the risk of the instrument.

▪
Relative Threshold: is the percentage variation between the value of the residual lifetime PD at the initial recognition and at the current lifetime PD. This threshold determines the value from which a positive percentage variation identifies a significant increase in the risk of the instrument.

If as a result of comparison of PDs one threshold but not the other is exceeded, it is not considered that there is a significant increase in the risk for the instrument.

If the instrument does not exceed the threshold, other qualitative criteria are evaluated, which can identify a significant increase credit risk even when the obligation is very close to expiration, the qualitative criteria are the following:

Qualitative Criteria

▪
Clients with assets restructured by risk, where the client is experiencing financial difficulties are classified in Stage 2 and provisioned by lifetime expected credit loss until the instrument is canceled or it is transfer to Stage 3 because it fullfill with definition of default.

▪	Clients on the watch list with level 2 or medium risk level.

▪
The Bank additionally reviews each semester if there are collective criteria for the migration of a group of clients to stage 2, for example, if a significant change has occurred from the origin in a specific product or geographic region or the occurrence of industry, regulatory, market or any other events that are considered significant with respect to their impact on the generation of future cash flow of the clients group operation.

Refutable presumption of more than 30 days of default

The Bank has reviewed for each portfolio the presumption of a significant increase as a result of 30 days past due, and finds historical evidence that there is a relationship between this presumption and default, except for Banistmo's mortgage portfolio, where the Bank has rebutted the presumption. The basis for rebutting this presumption is that there is reasonable and sustainable information that shows that when the contractual payments are more than 30 days past due, this does not represent a significant increase in the credit risk of a financial instrument, the main ones causes are:

▪
A percentage of Banistmos mortgage portfolio is 31-60 delinquency for operational issues due to the collection of checks (which generate a high operational burden), so that the payment culture exceeds 30 days past due. In accordance with IFRS 9.B5.5.20, when a non-payment effects results from an administrative oversight, instead of a financial difficulty of the borrowers, it is possible to rebut this presumption.

▪
There is no relationship between mortgages whose payments are past due for more than 30 days past due and the default, since only 15% deteriorate, but ia relationship is evidenced when the payments are more than 60 days past due, in which case approximately 74% is deteriorated.

In accordance with the previous paragraph, the significant increase credit risk for Banistmo's mortgage portfolio is defined at 60 days past due.

The following table show the participation for each of the stages and the distribution of stage 2 is detailed for the reasons that represent the significant increase credit risk.

Portfolio	Stage 1	Stage 2					Stage 3
		Threshold	Watch List	Restructured	More Than 30 Days	Total
Commercial	89.2%	29.5%	61.4%	3.6%	5.5%	3.1%	7.7%
Consumer	88.9%	67.4%	0.8%	9.7%	22.1%	5.9%	5.3%
Mortgage	88.2%	65.5%	0.0%	11.3%	23.1%*	7.2%	4.7%
Total Portfolio	89.0%	48.1%	30.7%	7.1%	14.1%	4.2%	6.8%

* The significant increase credit risk for Banistmo's mortgage portfolio is 60 days past due.

Definition of Default

To establish whether an asset is default, the Bank performs an assessment of quantitative and qualitative factors and reviews for each portfolio the rebuttable presumption of more than 90 days of default.

The way in which the Bank determines if there is a default is the following:

Quantitative criteria:

▪	Clients in default category according to internal rating models, because they have a high probability of default and high risk.
▪	Any Client that present a written off loan on their portfolio.

Qualitative Criteria:

▪	Clients in special states of restructuring or business reorganization and insolvency agreements.
▪	Clients on the observation list with high risk level.
▪	The Bank additionally, aligns all the loans of the same modality of the client to stage 3 when one of its obligations is in default.

Refutable presumption of more than 90 days of default

The Bank has reviewed for each portfolio the presumption loss in 90 days past due, and finds historical evidence of high probability of loss in the 90 days, except for Banistmo's mortgage portfolio, where the Bank has rebutted the presumption, given that there is historical evidence that the loss occurs at 180 days past due through the analysis of transition matrices, therefore the default for this portfolio is given at 180 days past due.

Measurement of expected credit losses by Collective methodology:

The quantification of the expected credit losses collectively is done according to: the classification of the stages, the homogeneous groups defined in each type of portfolio and the client’s risk level.

The segmentation of homogeneous groups is carried out by type of client; for individuals it is grouped by products and for companies by industry segments based on the sales level of the client.

Similarly, the risk level is assigned by type of client; for individuals the risk is measured using a behavioral scoring model for consumer products and a behavioral scoring for housing products. The function of these models is to rank the clients according to risk and thus have a better follow-up with them, the scoring is based on historical behavior and variables associated with each one of the products.

For companies, the level of risk is measured based on an internal rating model, which uses qualitative and quantitative variables as financial indicators of the client and then rankes them on a scale of 10 levels. The rating is affected by qualification programs of the region, factors of the local market and the knowledge of the client in the market, in addition to their financial state.

For further details please see Note 31 Risk Management, section: Description of Loans and Financial Leases.

To estimate the expected credit losses (ECL) under the collective methodology the following formula is used:

ECL = Probability of Default * Loss Given Default * Esposure At Default

The factors are estimated using statistical models developed from internal historical information of the entity and then adjusted with forward-looking information as described below:

•
Probability of Default (PD): Is the sstimated probability of occurrence of a default of an instrument. IFRS 9 proposes the specification of this parameter and its application according to the classification of Stages 1, 2 and 3.

o
PD 12 months: Is the estimated probability of occurrence of a default in the next 12 months of the instrument’s life as of the date of analysis. The Bank, according to the standard, estimated this probability for healthy portfolios that do not present a significant increase in risk or any evidence of impairment, that is, portfolios classified in Stage 1. To estimate the probability of default in the next 12 months, the Bank uses traditional techniques such as logistic regression, modeling the behavior of the portfolio by level of risk for each of the segments.

o
Lifetime PD: Is the estimated probability of occurrence of a default over the remaining life of an instrument, being dependent on the conditions of the product and the level of risk. The Bank estimated this probability for the portfolio with a significant increase in credit risk, that is, classified in Stage 2. The Bank estimates this probability using survival models which employ a statistical analysis to quantify the survival rate of a portfolio for a given period.

o	PD Stage 3: The clients evaluated by the collective methodology in Stage 3 have an associated probability of default of 100%.

•
Loss Given Default (LGD) or severity:Is the percentage of exposure that the entity ultimately expects to lose in the event of a default in a financial instrument. The general formulation for the calculation of the LGD is = 1- Recovery Percentage, where the Recovery Ppercentage refers to the sum of the flows received from the transaction discounted at the rate for the client on the date of analysis on the total of the exposure at the time of default, including contractual debt sales and other recovery strategy. For secured products, this is primarily based on collateral type and projected collateral values, historical discounts to market/book values due to forced sales, time to repossession and recovery costs observed.

•
Exposure at default: Is the exposed value of the asset valued at amortized cost (includes the balance of capital, interest and accounts receivable), based on the contractual repayments owed by the borrower over a 12 months or lifetime basis, depending on the Stage of the asset.

For revolving products and those with an available quota that is likely to be used in its entirety, the Exposure At Default (EAD) estimate considers the use of the CCF (risk conversion factor), in order to find a relationship corresponding to the used and unused component of the instrument.

To estimate the expected credit losses (ECL) of guarantees and loan commitments it's considered in the formula an additional component of probability of becoming loan portfolio.

In order to estimate Lifetime Expected Credit Loss, the exposed balance is projected annually, the discount of the flows is made at the effective interest rate or an approximation of it.

Forward-looking information incorporated in the ECL models

To incorporate the Prospective information to the factors defined for the estimation of the expected loss, The Bank uses methodologies that correlate the historical behavior of the portfolio with certain economic variables. The Bank has made the projection of three macro scenarios (base, pessimistic and optimistic); each scenario has a plausible probability of occurrence to evaluate the best estimate of the expected loss under possible future economic conditions.

To make the projections, the Corporate Economic Research team has defined a process for the generation of estimates under two perspectives: thematic and analytical.

Thematic Perspective: in the first instance, a series of external variables are defined, which are those whose values are established at a global level and in whose definition the idiosyncratic dynamics of the analyzed country are not considered. As these are issues whose detailed study is beyond the scope of this team, the estimates made by external analysts are taken as reference.

Analytical Perspective: includes the compilation of the historical information for the most important economic and financial variables of the country. The information bases are compiled from official sources, which mostly correspond to official authorities, such as the Superintendency or Central Bank of each country. The Bank estimates forecasts based on time series models widely used in econometrics.

As a result, projections are obtained for the economic variables of interest, which are formulated monthly in a time horizon that includes the current year and five subsequent years. After five years, given the technical difficulties and the high uncertainty, the projection of the economic variables for the total remaining useful life of each instrument corresponds to the value of the fifth year projection.

Given that the business cycle length has varied between 4 to 4.5 years on average in the period between 1906 and 2018, the Grupo Bancolombia’s Economic Research Division considers that it is appropriate to forecast the economic indicators for a 5 year horizon in order to capture the main dynamics of the economy. That said, beyond this horizon, any forecast of the main macroeconomic indicators should gravitate near their long term trends, or steady state of the economy

Economic Scenario Weightings

To recognize the uncertainty surrounding the short and medium-term economic context that the country will experience, the projection work incorporates three scenarios: base, optimistic and pessimistic.

It is intended that each one of the scenarios contains reasonable expectations and that each has a relevant level of probability associated with it. In otherc| words, we seek to formulate possible, not extreme, scenarios. The projections of the base scenario correspond to the average estimate of internal analysts, while for the pessimistic scenario the observation of the 20th percentile is taken and for the optimistic scenario the 80th percentile.

The base scenario comes directly from the results of the projection models developed for each indicator, this scenario has a weighting of 60%. On the other hand, both the optimistic and the pessimistic scenarios are determined based on the values of the base scenario adjusted according to the standard error of the projections (each scenario has a weighting of 20%).

The following table sets forth the main macroeconomic variables that are used to incorporate the prospective information and its projections:

Scenarios Macroeconomic Projections Colombia
Base Scenario
	GDP growth	Inflation	Monetary Policy Rate	Unemployment	Exchange rate	Exports	Imports
2017	1.8%	4.1%	4.8%	9.6%	2,992	37,385	46,076
2018	2.6%	3.4%	4.3%	9.3%	3,060	43,035	50,140
2019	3.2%	3.4%	4.8%	8.8%	3,130	47,290	54,960
2020	3.4%	3.2%	5.3%	8.7%	3,260	46,072	59,352
2021	3.1%	3.1%	5.0%	8.6%	3,320	44,548	60,539
2022	3.3%	3.0%	4.8%	8.5%	3,370	48,213	62,658
2023	3.4%	3.0%	4.8%	8.3%	3,430	52,574	65,791

Optimistic Scenario
	GDP growth	Inflation	Monetary Policy Rate	Unemployment	Exchange rate	Exports	Imports
2017	1.8%	4.1%	4.8%	9.6%	2,992	37,385	46,076
2018	2.7%	3.1%	4.0%	9.3%	3,010	44,483	51,927
2019	3.9%	3.1%	4.3%	8.7%	3,000	49,381	57,541
2020	4.7%	2.7%	4.5%	8.4%	3,070	48,275	64,841
2021	4.3%	2.6%	4.3%	8.2%	3,090	46,630	63,825
2022	4.3%	2.6%	4.0%	8.0%	3,110	50,338	66,443
2023	4.6%	2.5%	4.0%	7.7%	3,130	54,700	69,576

Pessimistic Scenario
	GDP growth	Inflation	Monetary Policy Rate	Unemployment	Exchange rate	Exports	Imports
2017	1.8%	4.1%	4.8%	9.6%	2,992	37,385	46,076
2018	2.4%	3.7%	4.5%	9.4%	3,140	40,310	48,272
2019	2.5%	4.0%	5.3%	9.1%	3,360	41,973	52,285
2020	2.6%	3.7%	5.8%	9.0%	3,600	40,307	56,570
2021	2.1%	3.6%	5.5%	9.0%	3,740	39,946	57,905
2022	2.1%	3.6%	5.3%	9.1%	3,860	42,985	59,961
2023	2.1%	3.5%	5.3%	9.0%	3,990	47,347	63,094

Scenarios Macroeconomic Projections Panama
Base Scenario
	GDP growth	Inflation	Unemployment	Exports	Imports	Current Account Deficit
2017	5.4%	0.4%	6.0%	24,933	26,961	-8.0%
2018	3.7%	1.0%	6.5%	27,973	28,370	-5.8%
2019	5.1%	1.4%	7.2%	29,997	29,651	-4.1%
2020	4.9%	1.5%	7.5%	30,947	30,897	-4.0%
2021	4.6%	1.6%	7.9%	31,647	32,271	-3.0%
2022	4.5%	1.7%	8.2%	32,247	33,417	-3.6%
2023	4.6%	1.8%	8.5%	32,537	34,664	-3.5%

Optimistic Scenario
	GDP growth	Inflation	Unemployment	Exports	Imports	Current Account Deficit
2017	5.4%	0.4%	6.0%	24,933	26,961	-8.0%
2018	4.1%	1.0%	6.2%	28,373	28,170	-5.8%
2019	5.4%	1.3%	7.1%	30,597	28,751	-3.9%
2020	5.2%	1.5%	7.3%	31,347	29,697	-3.6%
2021	4.9%	1.6%	7.6%	32,047	31,071	-2.7%
2022	4.8%	1.6%	7.9%	32,767	32,217	-2.7%
2023	4.9%	1.6%	8.0%	33,097	33,464	-2.4%

Pessimistic Scenario
	GDP growth	Inflation	Unemployment	Exports	Imports	Current Account Deficit
2017	5.4%	0.4%	6.0%	24,933	26,961	-8.0%
2018	3.6%	1.0%	6.9%	28,197	28,370	-5.8%
2019	4.7%	1.7%	7.6%	29,197	30,851	-4.8%
2020	4.5%	1.9%	7.9%	29,647	32,097	-4.5%
2021	4.2%	1.9%	8.3%	30,047	33,471	-4.3%
2022	4.1%	2.0%	8.6%	30,147	34,617	-4.4%
2023	4.2%	2.2%	8.9%	31,737	35,864	-4.5%

Scenarios Macroeconomic Projections El Salvador
Base Scenario
	GDP growth	Inflation	Exports	Imports	Current Account Deficit	Fiscal Budget Balance
2017	2.3%	2.0%	5,760	10,593	-2.0%	-2.3%
2018	2.7%	1.9%	5,939	11,883	-3.3%	-2.3%
2019	2.5%	1.8%	6,355	12,714	-3.4%	-2.4%
2020	2.2%	1.9%	6,884	13,370	-3.5%	-2.2%
2021	2.0%	1.9%	7,264	13,911	-3.6%	-2.2%
2022	2.1%	1.9%	7,746	14,416	-3.5%	-2.1%
2023	2.2%	2.0%	8,255	14,964	-3.4%	-2.1%

Optimistic Scenario
	GDP growth	Inflation	Exports	Imports	Current Account Deficit	Fiscal Budget Balance
2017	2.3%	2.0%	5,760	10,593	-2.0%	-2.3%
2018	3.2%	2.4%	5,969	11,935	-3.1%	-0.8%
2019	3.6%	2.4%	6,503	12,987	-3.0%	-0.9%
2020	3.5%	2.7%	7,055	13,670	-3.1%	-0.8%
2021	3.2%	2.9%	7,455	14,228	-3.2%	-0.8%
2022	3.4%	3.1%	7,952	14,744	-3.1%	-0.8%
2023	3.5%	3.2%	8,472	15,304	-3.0%	-0.8%

Pessimistic Scenario
	GDP growth	Inflation	Exports	Imports	Current Account Deficit	Fiscal Budget Balance
2017	2.3%	2.0%	5,760	10,593	-2.0%	-2.3%
2018	2.3%	1.5%	5,910	11,832	-3.3%	-3.5%
2019	1.8%	1.1%	6,207	12,442	-3.7%	-3.8%
2020	1.4%	1.1%	6,712	13,070	-3.8%	-3.6%
2021	1.1%	1.0%	7,073	13,594	-3.9%	-3.5%
2022	1.3%	0.8%	7,541	14,087	-3.8%	-3.4%
2023	1.4%	0.7%	8,039	14,623	-3.7%	-3.5%

Scenarios Macroeconomic Projections Guatemala
Base Scenario
	GDP growth	Inflation	Exchange rate	Exports	Imports	Fiscal Budget Balance
2017	2.8%	5.7%	7.34	10,983	18,389	-3.7%
2018	3.0%	4.2%	7.77	10,730	19,171	-1.7%
2019	3.3%	4.0%	7.90	10,369	18,937	-1.6%
2020	3.2%	3.7%	8.00	10,354	18,816	-1.4%
2021	3.0%	4.4%	8.09	10,769	19,399	-1.3%
2022	3.2%	4.3%	8.19	11,199	20,563	-1.2%
2023	3.3%	4.2%	8.28	11,569	21,242	-1.2%

Optimistic Scenario
	GDP growth	Inflation	Exchange rate	Exports	Imports	Fiscal Budget Balance
2017	2.8%	5.7%	7.34	10,983	18,389	-3.7%
2018	3.2%	3.7%	7.50	10,798	19,259	-1.2%
2019	4.4%	3.5%	7.52	10,656	19,290	-0.9%
2020	4.4%	2.8%	7.50	10,642	19,169	-0.8%
2021	4.4%	3.2%	7.51	11,056	19,752	-0.7%
2022	4.4%	3.4%	7.51	11,719	20,443	-0.7%
2023	4.4%	3.3%	7.53	12,235	21,343	-0.7%

Pessimistic Scenario
	GDP growth	Inflation	Exchange rate	Exports	Imports	Fiscal Budget Balance
2017	2.8%	5.7%	7.34	10,983	18,389	-3.7%
2018	2.7%	4.8%	8.03	10,662	19,083	-2.2%
2019	2.1%	4.8%	8.28	10,082	18,584	-1.9%
2020	2.0%	4.3%	8.49	10,067	18,463	-1.8%
2021	2.0%	4.7%	8.67	10,481	19,046	-1.7%
2022	2.0%	5.0%	8.86	10,901	19,999	-1.8%
2023	2.0%	4.9%	9.03	11,119	20,399	-1.8%

Special methodologies applied in Stage 3

Collateral Methodology

For defaulted loans (stage 3), when it is determined that the fundamental source of collection of the loan is a guarantee, the amount of the loss is estimated as the balance owed less the weighted net present value of the market value of the collateral, less the costs of obtaining and selling the collateral, and affected by several macroeconomic scenarios with an expected probability of occurrence that result in a weighted expected loss.

Individual Methodology:

The Bank will individually evaluate defaulted loans (stage 3) with balances greater than COP 15,000 (USD 5 for foreign subsidiaries), analyzing the debt profile of each debtor, the guarantees granted and information on the credit behavior of the client and of the sector. Significant financial assets are considered in default when, based on current or past information and events, it is probable that the Bank will not be able to recover all the amounts described in the original contract, including the interest and commissions agreed to in the contract. When a significant financial asset has been identified as being in default, the amount of the loss is measured as the balance due minus the weighted net present value of the expected future cash flows under two minimum macroeconomic scenarios with an expected probability of occurrence (base and alternative).

Clients classified as individual metodology will be evaluated at least twice a year and additionally each time a relevant event occurs that is reflected in significant changes in their level of risk and that leads to a change in the scenarios previously analyzed. The relevant events can be:

▪	Significant changes in the value of the guarantee
▪	Expected or adverse changes in the business
▪	Potentially shocking regulatory changes for the business
▪	Changes in its commercial and operational dynamics
▪	Significant payments

To establish the future cash flows expected from the client, two approaches are presented, which may be via cash flow generation or via execution of some type of guarantee or liquidation of assets, that is, “Going Concern” or “Gone Concern” approach.

Approach via Cash Flow: It refers to an analysis under the premise of "GOING CONCERN", that is, it is considered that the payment of the obligation will be made through the client's cash flow. The expected NPV calculation with a cash flow approach includes:

•	Financial projections of the client.

•	Debt Simulator.

•	Expected Net Present Value (NPV) calculation.

Approach via Guarantee Recovery: It refers to the "GONE CONCERN", that is, it is considered that the payment of the obligation will be given through the execution of guarantees or liquidation of assets. The calculation of the NPV with guarantee approach should include:

•	Analysis of the guarantee.

•	Future value of the guarantee.

Calculation of NPV Future cash flows are estimated based on two scenarios (base and alternative) that can be affected by the analysi of the guarantee and future value of the guarantee.

Application for the period ended on December 31, 2017 (IAS 39, 2011):

The Bank individually reviews impaired loans with balances greater than COP 5,000 (USD 1.5 for foreign subsidiaries), analyzing the debt profile of each debtor, the guarantees granted and information on the credit behavior in the sector. Significant financial assets are considered impaired when, based on current or past information and events, it is probable that the Bank will not be able to recover the amounts described in the original contract, including the interests and commissions agreed upon in the contract. When a significant financial asset has been identified as impaired, the amount of the loss is measured as the balance due minus the current net value of the estimated future cash flows. To estimate these flows, basic projected hypotheses are used based on qualitative analysis and backed up by information obtained from the Special Client Administration Committee as well as approvals made with Commerce Managers. When it is determined that a fundamental source of credit collection is a guarantee, the amount of loss is estimated as the balance due minus the fair value of the guarantee minus the estimated selling costs.

For credits that are not considered individually significant and for the portfolio of individually significant credits that are not considered impaired, a collective evaluation is carried out. Portfolios of financial assets with similar characteristics are grouped, using statistical techniques based on the analysis of historical losses to determine an estimated percentage of losses that have been incurred by those assets on the balance date. The percentages of historical losses used in the process are updated to incorporate the most recent data of the current economic conditions, the performance trends by industry or region, or the concentration of obligations in each portfolio of financial assets by segment, and any other relevant information that may affect the provision of loss estimate for financial assets.

The financial assets are removed from the balance from the provision when they are considered non-recoverable. The recoveries of financial assets previously discounted are recorded as an increase in the provision.

Quantification of the losses incurred takes into account three fundamental factors: exposure at default, the probability of default and the loss caused by default:

•
Exposure at default: It is understood as the exposed balance of assets to the current capital balance, interest and accounts receivable. In the case of products whose nature is revolving and that have an available quota that is susceptible to be used in its entirety according to loan contracts subscribed with clients, this parameter indicates over-use which can be incurred in the event of client default.

•
Probability of default (PD): This is the probability that the debtor fails to fulfill their obligations of capital and/or interest payment over a period of twelve months. This is linked to the rating/scoring of each debtor/operation.

A hybrid model is used to estimate the probabilities of defaulting based on a through-the-cycle defaulting probability model, and then these probabilities are changed using the following parameters:

–
The LIP (Loss identification Period) parameter changes the probability of defaulting to losses incurred. LIP is the time between the moment of an event that causes a loss and the moment when that loss becomes significant on an individual level. The analysis of LIPs is made based on homogeneous risk portfolios.

–
Macroeconomic adjustment: this parameter converts the through-the-cycle (TTC) defaulting probability model into a point-in-time (PIT) model, using an adjustment that reflects the effect of the current conditions. Given that defaulting probability is estimated using a database that contains precedents of historical losses in a complete economic cycle, the macroeconomic adjustment allows suppression of effects from the conditions of the historical period that no longer exist.

In the specific case of default assets, the allocated probability of default is 100%. The classification of an asset as “default” is made because of a non-payment of 90 days or more (180 days for the Banistmo mortgage portfolio), as well as in cases that there is no non-payment, but where there are doubts about the solvency of the debtor.

•
Loss given default (LGD): This is defined as the economic impairment in which the entity would incur in the event of any instance of default. This depends mainly upon the characteristics of the debtor and upon the valuation of guarantees or collateral associated with the operation.

Once a debt or collection of debts is classed as impaired, the interest revenues are still accounted for using the applicable rate of interest for the discount for future cashflows in order to measure loss due to depreciation.

7.4.5.2 Investment Impairment (applicable since January 1, 2018):

Investments are classified in stages according to the risk level (rating) as follows:

Stage 1:
▪	Investments rated at investment grade.
▪	Investments rated at speculation grade if:
-	The current external rating is maintained or improved against the rating granted on the date of purchase
-
If there is a deterioration of the rating, lower than the number of notches that determine a significant increase in risk (1, 2 or 3 notches, in accordance with significant increase in risk definition).

Stage 2:
▪	Investments that pass from an investment grade rating to speculation grade.
▪	If there is a deterioration of rating in the number notches that determine a significant increase in risk.

Stage 3:
▪	Investments that are classified as default.

Significant Increase in Risk

Investments classified in stage 2 include those instruments that meet the corporate definition of a significant increase in risk. To establish whether a security has a significant increase in risk since the initial recognition, an assessment of the deterioration of the rating at the current date is made against the rating granted at the time of purchase. According to the original classification of the investment, there may be an increase with 1, 2 or 3 notches requared to determine a significant increase in risk, as shown in the following table:

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Measurement of expected losses:

[Amortized Cost or Market Position (Exposure)] * PD (Probability of default) * LGD (Loss given default)

▪	All instruments classified in Stage 1 will be assigned a default probability for 12 months.
▪	All instruments classified in Stage 2 will be assigned a probability of default for the life of the instrument.
▪	All instruments classified in Stage 3 will be assigned a default probability of 100%.

To estimate the impairment of the instruments if the issue has an external rating, provision is made with the PD (Probability of default) based on the rating assigned by the external rating agency, if the instrument does not have an external rating, provision is made based on the internal rating model and the default probability of the loan portfolio.

In all cases, the LGD (Loss given default) is the parameter calculated by Moody´s unsecured bonds.

7.4.6 Restructured financial assets

Loan restructuring is an alternative to achieve a proper collection management. It must be understood as a resource of atypical use to standardize the behavior of a portfolio, using a new contractual agreement between the parties. Such agreement aims to modify the originally established conditions in order to allow the proper attention to the loan in the light of the real or potential impairment in the debtor’s payment ability. The loan restructuring is implemented through amendments to the contractual terms, rates and payment terms. In any case, at the restructuring time, all the collateral must be preserved and if possible, the Bank’s position should be improved by obtaining new guarantees or guarantors that support the obligations.

In the restructuring, real and personal property can be received as foreclosed assets to cancel partially the obligations. Likewise, the Bank can grant discounts on interest or other related receivables. If necessary, the discount can be applied to loan principal, either because the guarantees or payment sources do not fully cover the total loan or because the agreement does not permit full recovery of the total balance. The terms are reviewed in each negotiation to determine if the client should continue in the portfolio and if so, the terms to restore the business relationship after a certain time.

A loan that is renegotiated is derecognized if the existing agreement is cancelled and a new agreement made on substantially different terms or if the terms of an existing agreement are modified such that the renegotiated loan is a substantially different instrument. Where such loans are derecognized, the renegotiated contract is a new loan and impairment is assessed in accordance with the Bank accounting policy. Where such loans are not derecognized, impairment continues to be assessed for significant increases in credit risk compared to the initial origination credit risk rating.

If as a result of restructuring, the financial asset is derecognized, costs and fees are recognized in net income, as well the difference between the value in the balance sheet and the consideration received. In the case in which the modified financial asset is not derecognized, the costs and fees are deferred and will be amortized by the remaining life of the modified asset. The amount of the modified asset is recalculated and the effect of the modification is recognized in profit or loss.

Before the commencement of the restructuring process, the Bank should perform an analysis of the debtor’s projected cash flow in order to evaluate the capacity to pay the proposed plan. Restructuring loans are classified as follows:

Private Agreement

These are restructurings based on agreement with the client resulting from negotiations between the two parties, without any legal special scheme adopted by the debtor.

Regulated by the law agreements

These are restructurings that result from legal bankruptcy and insolvency procedures or corporate restructuring agreements entered into by the client.

7.4.7 Leasing

7.4.7.1 The Bank as lessee

The assets taken for lease under financial leases are recognized at the lower of the fair value of the leased assets and the present value of the minimum lease payments. Such assets are recognized as premises and equipment in the statement of financial position.

The assets leased under financial leases are depreciated throughout their life using the straight-line method. However, if there is no reasonable certainty that the Bank will obtain the property at the end of the lease term, the asset is depreciated throughout its life or the lease term, whichever is shorter. The lease payments are divided between interest and debt reduction. The finance charges are recorded in the consolidated statement of income.

The payments for operating leases are recognized on a straight line basis over the term of the lease as expenses in the statement of income during the lease term. Lease incentives received are recognized as an integral part of the total lease expenses over the term of the lease.

7.4.7.2 The Bank as lessor

The lease agreements entered into by the Bank are classified at the initial recognition as financial or operating leases.

The Bank classifies a lease as a financial lease when according to the agreement substantially all the inherent risks and benefits are transferred to the lessee. Financial leases are recognized as the sum of the minimum payments to be received and any unguaranteed residual value, discounted at the lease interest rate. Otherwise, the lease is classified as an operating lease, which is classified in the statement of financial position as premises and equipment. The initial direct costs incurred in the negotiation of an operating lease are added to the carrying value of the leased assets and recorded as a cost during the lease term on the same basis as the lease income. The contingent rents of the leases are recorded as income in the period in which they are obtained.

Among the risks transferred are the possibilities of losses through underutilization, technological obsolescence, decrease in profitability or changes in the economic environment. Among the benefits derived from the use are the expectation of profit over the economic life of the asset and eventually, the appreciation of its residual value or realization of the asset.

The following are indications of transfer of risk and rewards of ownership to the lessee:

•	The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10 % of the fair value of the asset upon termination of the lease.

•	The term of the lease covers most of the economic life of the asset, i.e. when the minimum lease term represents 75 % or more of the economic life of the leased asset.

•	At the inception of the lease, the present value of the minimum lease payments amounts to at least 90 % of the fair value of the leased asset.

•	The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.

If during the lease term, the lessor and the lessee decide to modify the initial conditions, and the agreed changes result in a different classification, then the modified agreement will be considered a new lease with new clauses that will lead to the classification of a financial or operating lease, as appropriate.

Financial liabilities
7.5. Financial liabilities

At initial recognition, the Bank measures its financial liabilities at fair value. The transaction costs that are directly attributable to the financial liability are deducted from its fair value if the instruments are subsequently recognized at amortized cost or will be recognized in the statement of income if the liabilities are measured at fair value.

Derivative liabilities are measured at fair value through profit and loss and the gains or losses of those liabilities are recognized in the statement of income for subsequent measurements. Non-derivative financial liabilities are measured at amortized cost using the effective interest rate. Interest expenses are recognized in the statement of income unless the financial liability is designated as at fair value through profit or loss, for which is required to present the effects of changes in the liability’s credit risk in other comprehensive income.

7.5.1 Compound instruments

Compound financial instruments that comprise both a liability and equity component must be separated and accounted for separately. Therefore, for initial measurement, the liability component is the fair value of a similar liability which doesn´t have an equity component (determined by discounting future cash flows using the market rate at the date of the issuance). The difference between the fair value of the liability component and the fair value of the compound financial instrument considered as a whole is the residual value assigned to the equity component. Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition. The liability component corresponds to the preferred dividend related to 1% of the subscription price, which is the payment of the minimum dividend on the preferred shares for each period in accordance with the Bank’s bylaws.

7.5.2 Financial guarantee contracts and loan commitments

In order to meet the needs of its customers, the Bank issues financial standby letters of credit, bank guarantees and loan commitments. Loan commitments are those agreements under which the bank has an irrevocable obligation to grant the loan. The financial guarantee contracts issued by the Bank are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due to accordance with the original or modified terms of a debt instrument.
Both financial guarantee contracts and loan commitments are initially recognized as liabilities at fair value, which is normally the fee received, adjusted for the directly attributable transaction costs incurred. Such contracts are measured at the higher of the provision amount measured according to IFRS 9 and the amount initially recognized less, the accumulated amortization recognized according IFRS 15 - Revenue from contracts with customers.

Income derived from guarantees is recognized as fees and commission income in the statement of income over the term of the contract.

Derecognition of financial assets and liabilities
7.6 Derecognition of financial assets and liabilities

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Bank has transferred substantially all the risks and rewards of ownership or in which the Bank neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

On derecognition of a financial asset, the difference between: (a) the carrying amount (measured at the date of derecognition) and (b) the consideration received (including any new asset obtained less any new liability assumed) is recognized in net income.

In transactions in which the Bank neither transfers nor retains substantially all the risks and rewards of ownership of a financial asset, the Bank continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred financial asset.

A financial liability is removed from the statement of financial position when it is extinguished, that is when the obligation is discharged, cancelled or expired.

Debt exchange

The Bank assesses whether the instruments subject to exchange are substantially different from each other, considering qualitative aspects such as currencies, terms, rates, conditions of subordination, regulatory framework, among others; and quantitative, in which is evaluated whether the present value of discounted cash flows under the conditions of the new instruments (including any commission paid net of any commission received) and using the original effective interest rate to calculate the discount, is at least 10 percent different from the discounted present value of the cash flows that still remain of the original financial liability.

When it is concluded that the instruments subject to debt exchange are not substantially different, the transaction is recognized as a modification of the debt. In this case, incremental costs and commissions adjust the carrying amount of the liability and are amortized over the remaining life of the modified liability, in accordance with its subsequent measurement at Amortized Cost. In debt exchanges that are considered substantially different, the financial instrument is derecognized and a new financial liability is recognized.

Application since January 1, 2018

When it is determined that the instruments subject to debt exchange are not substantially different, the transaction is recognized as a debt modification. In this case, the amortized cost of the modified liability is adjusted to the present value of the estimated contracts cash flows which are discounted at the original effective interest rate of the financial instrument and a gain or loss is recognized immediately in profit or loss. Incremental costs and commissions adjust the carrying amount of the liability and are amortized over the remaining life of the modified liability; its subsequent measurement continues at Amortized Cost. In debt exchanges that are considered substantially different, the liability is derecognized and a new financial liability arises.

7.6.1 Written-Off loan portfolio balances and related allowances

Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

Type	Length of delinquency
Consumer	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola
Commercial	360 days
Small Business Loan	180 days, 720 days for loans with guarantee in Banistmo
Mortgage	For Banistmo and Banco Agrícola from 720 days. GAH 1440 days.

Among the reasons underlying a loan's non-recoverability are the estimated recovery time of the obligation and the probable recovery percentage given the existence or lack of collateral. When default conditions are present, it is initially necessary to evaluate whether the collateral that support the loan generate a reasonable expectation of recovery; if so, the necessary steps are taken to realize on the collateral prior to writing-off the loan in cases where the collateral net fair value indicates that there are no reasonable expectations of recovery, loans are written-off in the financial statements.

Derivatives financial instruments
7.7. Derivatives financial instruments

A financial derivative is an instrument whose value changes in response to changes in a variable such as an interest rate, exchange rate, the price of a financial instrument, a credit rating or a credit index. This instrument requires no initial payment, or a smaller investment than would be required for other financial instruments with a similar response to changes in market conditions, and it is generally settled at a future date.

The Bank carries out derivative transactions to facilitate the business of clients related to the management of their market and credit risk; managing the exposure in its own position to changes in interest rates and risks in exchange rates; or to obtain benefits from changes in valuations experienced by these instruments in the market. Derivatives are recognized and measured at fair value through profit or loss, unless such derivatives are designated as hedging instruments in cash flow hedges or as a hedge of a net investment in a foreign operation. In those cases, the effective portion of changes in the fair value of the derivatives are recognized in other comprehensive income. All derivatives are carried as assets when fair value is positive and as liabilities when fair value is negative

7.7.1 Hedge accounting

Fair value hedges are used by the Bank, through its Panamanian subsidiary, Banistmo, to protect against changes in the fair value of investment securities that are attributable to interest rate variability. Cash flow hedges are used mainly to reduce the variability in cash flows caused by interest rate changes. When the hedging relationship is considered to be highly effective, the changes in value of the hedging derivatives are accounted for according to their classification as fair value hedges, cash flow hedges and hedges of net investment in foreign operations, as set in the paragraph below.

The Bank assesses at the inception of the hedge and on a monthly basis during the life of the instrument, whether the hedge used in the transaction is expected to be highly effective (prospective effectiveness), and considers the actual effectiveness of the hedge on an ongoing basis (retrospective effectiveness). The Bank discontinues the hedge accounting when the hedging instrument expires or is sold, terminated or exercised, the hedge no longer meets the criteria for hedge accounting or if hedge designation is revoked. When hedge accounting for a fair value hedge is terminated the previous adjustments related to the changes in fair value of the hedged item are subsequently recorded in the consolidated statement of income in the same manner as other components of the carrying amount of that asset.

Before the establishment of the hedge accounting, the Bank documents the relationship between hedged items and hedging instruments, as well as its risk management objectives and hedging strategies, which are approved by the Risk Management Committee as the body designated by the Board of Directors.

Hedge relationships are classified and accounted for in the following way:

–
Fair value hedges:
are designated to protect against the exposure to changes in the fair value of recognized assets or liabilities or unrecognized firm commitments.

Changes in the fair value of derivatives that are designated and qualify as hedging instruments in fair value hedges are recorded in the statement of income as interest and valuation on investments. The change in fair value of the hedged item attributable to the hedged risk is uncluded as part of the carrying value of the hedged item, and it is also recognized in the aforementioned item of statement of income.

For fair value hedges that are related to items accounted for at amortized cost, the adjustments to the carrying value are amortized through the statement of income during the remaining term until their expiry.

Amortization may begin as soon as an adjustment exists and shall begin no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. The adjustment is based on a recalculated effective interest rate at the date amortization begins. If the hedged item is derecognized, the non-amortized fair value is recognized immediately in the statement of income. If the hedge instrument expires or it is sold, terminated or exercised, or when the hedge no longer meets the criteria for hedge accounting, the Bank discontinues prospectively the hedge accounting. For the items hedged at amortized cost, the difference between the carrying value of the item hedged at the termination of the hedge and the nominal value are amortized using the effective rate method during the time beyond the original terms of the hedge. If the hedged item is derecognized, the remaining value to amortize is recognized immediately in the statement of income.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with corresponding gain or loss recognized in net income.

–
Cash flow hedges:
are used mainly to manage the exposition to variability related to the cash flow attributable to a specific risk associated with an asset or liability recognized on statement of financial position or to a highly probable forecast transaction.

The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income. The ineffective portion of the gain or loss on the hedging instrument is recognized in the statement of income.

If the hedging instrument expires or is sold, terminated or exercised, without replacement or rollover into another hedging instrument, or if its hedging designation is revoked, any accumulated gain or loss previously recognized in OCI remains in OCI, until the planned operation or the firm commitment affects the operations.

Hedge accounting is discontinued when the Bank revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income and accumulated in equity at that time remains in equity and is recognized in other comprehensive income when the forecast transaction is ultimately recognized in net income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in net income.

–
Hedges of a net investment in a foreign operation:
In accordance with IAS 39 ‘Financial instruments’ and IFRIC 16 ‘Hedges of a net investment in a foreign operation’, the Bank has decided to apply the hedge accounting of the foreign currency risk arising from its net investment in Banistmo, designating as a hedging instrument of certain debt securities issued by the Parent Company. Considering the hedge accounting relationship, in the case of the net investment, the gain or loss derived from the foreign exchange differences related to the debt securities that is determined to be an effective hedge is recognized in other comprehensive income, as is the currency translation adjustment of the Banistmo operation into the presentation currency as required by IAS 21 as detailed in F.2. ‘Functional and presentation currency’.

Premises and equipment
8. Premises and equipment

Premises and equipment include tangible items that are held for use, for rental to others, or for administrative purposes and are expected to be used for more than one period.

Items of premises and equipment are expressed at cost less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The depreciable amount is the cost of an asset less its residual value. The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	5 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	3 to 40 years
Vehicles	3 to 6 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. When there is a significant change, the depreciation and the charge to the statement of income are adjusted based on the new estimation.

The Bank assess at the end of each year whether there is any indication of external or internal reduction in the asset’s recoverable value. Assets classified as premises and equipment are subject to impairment tests when events or circumstances occur indicating that the carrying amount of the assets may not be recoverable If there is any indication of impairment, the Bank estimates the recoverable amount of the assets and then recognizes the impairment loss in the consolidated statement of income.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount and is recognized in the statement of income as ‘impairment, depreciation and amortization’.

When the carrying value exceeds the recoverable value, the carrying value is adjusted to its recoverable value, modifying the future charges for depreciation, according to its new remaining useful life.

In a similar way, when indications exist that the value of an asset has been recovered, reversal of an impairment loss is recognized immediately in net income and consequently the future charges for the asset’s depreciation are adjusted. In any case, the reversal of the impairment loss of assets cannot increase its carrying value above the amount that it would have if impairment losses in previous periods had not been recognized.

For the purposes of assessing impairment, assets are grouped at the smallest identifiable group that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). The evaluation can be carried out at individual asset level when the fair value less the cost of sale can be reliably determined and the value in use is estimated to be close to its fair value less costs to sell and fair value less costs to sell can be determined

Maintenance expenses of the premises and equipment are recognized as an expense in the period in which they are incurred and are registered in the consolidated statement of income as administrative and general expenses.

Gains and losses in the sale of premises and equipment are registered in the consolidated statement of income as other operating income
or
other expenses.

Investment properties
9. Investment properties

Land and buildings that the Bank holds to earn rentals or for capital appreciation or both rather than for their use in the supply of services or sale in the ordinary course of business are recognized as investment properties.

The investment properties are measured initially at cost, including the transaction costs. The carrying value includes the cost of replacement or substitution of a part of an investment property at the time the cost is incurred, if the cost meets the recognition criteria; and it excludes the daily maintenance costs of the investment property which are included in the statement of income as “Other expenses”.

After the initial recognition, the investment properties are measured at fair value which reflects the market conditions at the statement of financial position date. The gains and losses that arise from changes in the fair values of investment properties are included in the statement of income as ‘Other operating income’.

The investment properties are derecognized, either at the moment of their disposal or when they are permanently withdrawn from use and no future economic benefits are expected. The difference between the net disposal proceeds of the investment properties and the carrying value is recognized in net income in the period the disposal occurs.

Transfers of an asset to or from the investment properties are only made when there is a change in its use. For a transfer from an investment property to premises and equipment, the cost taken into account for its subsequent accounting is the fair value at the time of the change in use. If a premise and equipment becomes an investment property, it will be accounted for at its fair value.

Intangible assets
10. Intangible assets

An intangible asset is an identifiable non-monetary asset with no physical appearance. Separately acquired intangible assets are measured initially at their cost. The cost of intangible assets acquired in business combinations is their fair value at the date of acquisition. After the initial recognition, the intangible assets are accounted for at cost less any accumulated amortization and any accumulated impairment loss. The costs of internally generated intangible assets, excluding the costs from development that meet the recognition criteria, are not capitalized and the expense is reflected in the statement of income as it is incurred.

The useful lives of intangible assets are determined as finite or indefinite. The intangible assets with finite useful lives are amortized using the straight-line method over their estimated useful lives. The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at least at the close of each period. The expected changes in the useful life or in the pattern of consumption of the future economic benefits of the asset are accounted for when changing the period or amortization method, as appropriate, and they are treated as changes in the accounting estimates. The amortization expense of intangible assets with finite useful lives is recognized in the statement of income. The useful lives of the intangible assets with finite life ranges between 1 and 10 years.

The Bank assesses annually its intangible assets with finite life in order to identify whether any indications of impairment exist, as well as possible reversal of previous impairment losses.

Intangible assets with indefinite useful lives are not subject to amortization, but are periodically tested in order to identify any impairment, either individually or at the cash-generating unit level. The assessment of the indefinite life is reviewed annually to determine if it continues being valid. In the event that the assessment were not valid, the change from indefinite useful life to finite useful life is recognized prospectively.

The gain or loss that arises when an intangible asset is derecognized are measured as the difference between the disposal value and the carrying value of the asset and is recognized in the statement of income.

The Bank’s intangible assets comprise mainly intangibles of finite useful life: licenses, software and computer applications, client relationships and the legal stability agreement signed with the Ministry of Finance and Public Credit (See note 11 Income tax), customer relationships and patents. Intangibles of indefinite useful life are include in Goodwill.

10.1 Research and development costs

The research costs are recorded as expenses as they are incurred.

Costs directly related to the development of a stand-alone project are recognized as intangible assets when the following criteria are met:

•	It is technically feasible of to complete the intangible asset so that it will be available for use or sale;
•	Management intends to complete the intangible asset and use or sell it;
•	There is an ability to use or sell the intangible asset;
•	It can be demonstrated how the asset will generate probable future economic benefits;
•	Adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
•	The expenditure attributable to the intangible asset during its development can be reliably measured.

In the statement of financial position, the related capitalized costs are recorded at cost less accumulated depreciation and accumulated impairment losses.

Costs are capitalized during the application development stage and amortized on a straight-line basis from the beginning of the production stage over the period of expected future economic benefits. During the development period, the asset is subjected to impairment testing at least annually to determine if impairment indications exists. The development costs that do not qualify for capitalization are recorded as expenses in the income of the period. (see “Impairment of non-financial assets and cash-generating units and goodwill”).

Inventories
11.	Inventories

The inventories of returned property are those assets that come from an early termination of a lease (returned properties) or those upon which the lease has already concluded (premises and equipment), which are expected to be sold in the normal course of business. These are controlled by the Bank and are expected to generate future economic benefits.

The inventories of returned property are recognized as an asset from the date in which the Bank assumes the risks and benefits of the inventories, provided that the cost of the asset can be reliably measured, and it is probable that it will generate future economic benefits.

The inventories of returned property are valued using the specific identification method and their costs include the carrying value at the time the asset is returned.

The carrying value of returned property is measured at the lower of cost and net realisable value (NRV). The net realisable value is the estimated selling price in the ordinary course of business less its estimated costs to sell. The adjustment in the carrying value to reflect the NRV, is recognized in the statement of income of the period in which the goods are returned. The value of any reversion that comes from an increase in the NRV in which the increase occurs is recognized as a lower expense in the period.

Other new inventories are measured initially at acquisition cost which comprises the sum of the purchase price, the import costs (if applicable), the non-recoverable taxes paid, the storage, the transport costs, and other attributable or necessary costs for their acquisition, less discounts, reductions or similar items. Those inventories do not include selling costs.

The Bank must review the NRV of its inventories, at least annually or whenever necessary by market conditions. Any write-down adjustment must be recognized directly in the statement of income.

Assets held for sale and discontinued operations
12.	Assets held for sale and discontinued operations

A non-current asset or a disposal group of assets are classified as held for sale if their carrying value will be recovered through a sale transaction, rather than through continuing use. These assets or groups of assets are shown separately in the statement of financial position at the lower of their carrying value and their fair value less costs to sell and they are not depreciated nor amortized from the date of their classification.

The held for sale condition is met if the assets or group of assets are available, in their current condition, for immediate sale and the sale transaction is highly probable and is expected to be completed within the year following the date of classification.

The Bank performs the measurement of the assets held for sale at the statement of financial position date. However, these assets are evaluated quarterly if exist impairment indicators that imply review of the carrying value recorded in the accounts. If those indications are identified, impairment losses are recognized for the difference between the carrying and recoverable amount of an asset as ‘Impairment, depreciation and amortization’ in the statement of income.

Gains and losses in the sale of premises and equipment are recognized in the consolidated statement of income as “
other operating income”
or “
other operating expenses”.

A discontinued operation is a component of an entity that has been disposed of, or is classified as held for sale and, represents a separate major line of business or a geographical area of operations, is part of a single coordinated and individual plan to dispose of a separate major line of business or geographical area of operations or is a subsidiary acquired exclusively with a view to resale.

Income and expenses coming from a discontinued operation must be disclosed separately from those coming from continued operations, in a single item after the income tax, in the consolidated statement of income of the current period and comparatively with previous period even though the Bank retains a non-controlling interest in the subsidiary after the sale.

Impairment of non-financial assets, cash-generating units and goodwill
13.	Impairment of non-financial assets and cash-generating units and goodwill

The Bank evaluates at the end of each period whether there is any indication that on a stand-alone basis non-financial assets and cash-generating units are impaired. If some indication of impairment does exist, the Bank estimates the recoverable amount of the assets and the loss by impairment. Regardless of whether impairment indicators exist, goodwill must be tested annually for impairment.

If an asset does not generate cash flows that are independent from the rest of the assets or group of assets, the recoverable amount is determined by the cash-generating unit to which the asset belongs.

A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

Th
e amount of impairment losses recognized in net income during the period are included in the Statement of income as “Impairment, depreciation and amortization”

Other assets
14.	Other assets

The Bank presents as other assets, among other things, (a) the expenses paid in advance incurred in the development of its business, in order to receive future services, which are amortized during the period in which services are received or the costs or expenses are recorded and (b) foreclosed assets that do not comply with what is required to be recognized as assets held for sale and where there are no plans to use them in the supply of services or for administrative purposes.

Foreclosed assets are initially recognized at the lower of net amount of the charged-off financial assets to which the foreclosed and net realizable value of the foreclosed asset (the net realizable value will be the estimated selling price of the asset or its awarding value, less the estimated costs necessary to carry out its sale), pending the obtaining of a plan for its commercialization. For this group of assets, it is evidence of impairment that they remain in the statement of financial position for a period greater than one year from their reception date without obtaining a buyer, despite permanently seeking their realization, even adjusting their selling price.

Foreclosed assets are subsequently assessed to determine whether an impairment lost must be recognized. In the case of arising events that are beyond the control of the Bank and that make remote the realization of these assets, they are identified as "non-tradable" and a completely impairment is carried out

Employee benefits
15.	Employee benefits

15.1
Short term benefits

The Bank grants to its employee’s short-term benefits such as bonuses, salaries, accrued performance costs and social security that are expected to be wholly settled within 12 months. Expenses related to these benefits are recognized over the period in which the employees provide the services to which the payments relate.

15.2
Other long term employee benefits

The Bank grants to its employees seniority bonuses as long-term employee benefits whose payment is not expected within the 12 months following the end of the annual period in which the employees have rendered their services. These benefits are projected up to the date of payment and are discounted through the Projected Unit Credit method. The cost of long-term employee benefits is allocated across the period from the time the employee was hired the Bank and the expected date of obtaining the benefit.

15.3
Pensions and other post-employment benefits

−	Defined contribution plans

The Bank pays contribution monthly to pension funds, due to legal requirements and it will have no legal obligation to pay further contributions.

The Bank recognizes contributions in the statement of income. Any contributions unpaid at the statement of financial position date are included as a liability.

−	Defined benefit plans

They are post-employment benefit plans in which the Bank has the legal or constructive obligation to take responsibility for the payments of benefits that have agreed. The Bank makes an actuarial valuation on the basis of the projected unit credit method and a risk-free rate which reflects current market assessments of the time value of money in each country.

Provisions, contingent liabilities and contingent assets
16.	Provisions, contingent liabilities and contingent assets

Provisions are recorded when the Bank has a present obligation (legal or constructive) as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions are determined by the management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, which estimate is discounted using a risk-free rate which reflects current market assessments of the time value of money in each country, treasury bonds (TES)
1
for Colombia. The corresponding expense of any provision is recorded in the statement of income, as a provision ,net of all expected reimbursement. The increase of the provision due to the time value of money is recognized as a financial expense.

1	It refers to the interest rate of treasury bonds (TES), representative of the nation's public debt.

The amounts recognized in the statement of income, correspond mainly to:

−	Provisions for loan commitments and financial guarantee contracts; and
−	Provisions for legal proceedings, classified as probable to be decided against the Bank.

Possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Bank, or a present obligation that arise from past events but are not recognized because it is not probable, that an outflow of resources embodying economic benefits will be required to settle the obligations or the amount of the obligations cannot be measured with sufficient reliability, are not recognized in the financial statement but instead are disclosed as contingent liabilities, unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no disclosure is required.

Possible assets that arise from past events whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Bank, are not recognized in the financial statement; instead are disclosed as contingent assets where an inflow of economic benefits is probable. When the realization of income is virtually certain, then the related asset is not a contingent asset and its recognition is appropriate.

Customer loyalty program
17.	Customer loyalty program

The Bank maintains a credit card loyalty program to provide incentives to its customers. The program allows customers to purchase goods and services, based on the exchange of awards points, which are awarded based on purchases using the Bank's credit cards and the fulfillment of certain conditions established in such program. Point’s redemption for prizes is carried out by a third party. According to IFRS 15, the expenses of the Bank's commitments with its clients arising from this program are recognized as a lower value of the fees and commission income, considering the total number of points that can be redeemed over the accumulated prizes and taking into account the probability of redemptions.

Revenue recognition
18.	Revenue recognition

Policy applicable since of January 1, 2018

Bank recognizes revenue from ordinary activities, which represent the transfer of goods or services committed with customers in exchange for an amount that reflects the consideration to which the entity expects to be entitled in exchange for such assets or services. Unlike the scope of IAS 18, the recognition and measurement of interest income and dividend income from debt and equity instruments are no longer within the scope of IFRS 15. Instead, they are within the scope of IFRS 9

The Bank evaluates the contracts and commitments established with customers, identifying compliance with the five steps established in IFRS 15 as follows:

1.
Identifying the contract
: the parties' rights, payment conditions, evaluation of the commercial basis and characteristics of the compensations are identified, and the Bank evaluates if there are modifications or combinations that applied.

2.
Identifying performance obligations:
The Bank evaluates the commitments included in the entity's contracts to identify when the customer makes use of the service and whether the obligations are identifiable separately.

3.
Determining the transaction price:
The characteristics of the amounts for which the agreed services were exchanged are reviewed in the Bank's contracts, to estimate the effect of the variable consideration in kind, or others payable to the customer.

4.
Allocating the transaction price to performance obligations:
In the evaluation of prices to the Bank's contracts, these are designated individually to the services provided by the Bank, even in the products where there are commitments packaged.

5.
Satisfaction of performance obligations:
The obligations established in contracts with customers are satisfied when the control of the service is transferred to the customer and the recognition is performed as established in IFRS 15 over time or at a point in time.

The Bank satisfies a performance obligation and recognizes revenue over time, if one of the following criteria is met:

a)	The Bank's performance does not create an asset with an alternative use for the Bank, and the Bank has an enforceable right to receive payment for the performance completed to date.
b)	The Bank's performance creates or enhances an asset that the customer controls as the asset is created or enhanced
c)	The customer simultaneously receives and consumes the benefits provided by the Bank’s performance as the Bank performs.

For performance obligations where none of the indicated conditions is fulfilled, the Bank satisfies the performance obligation at a point in time, at which the customer obtains control of the promised services and the entity satisfies a performance obligation. When the Bank fulfills a performance obligation through the delivery of promised goods or services, it creates a contractual asset for the consideration amount obtained with the performance.

A contract asset is the right of the Bank to receive a payment in exchange for goods or services that the Bank has transferred to a customer, when that right is dependent on another thing different than the passage of time (for example, billing or delivery of other elements part of the contract). The Bank recognizes the contractual assets as current assets, as they are expected to be realized within the normal operating cycle.

The costs of contracts eligible for capitalization as incremental costs when obtaining a contract are recognized as a contractual asset. Contractual costs are capitalized when incurred if the Bank expects to recover those costs. Contractual costs constitute non-current assets to the extent that the Bank expects to receive the economic benefits of those assets in a period greater than twelve months. The contractual costs are amortized systematically and consistently with the transfer of the services to the customer once the corresponding revenue has been recognized. The capitalized contractual costs are impaired if the customer withdraws or if the carrying amount of the asset exceeds the projection of the discounted cash flows that are related to the contract.

When the amount of consideration received from a customer exceeds the amount of the recognized revenue, this creates a contractual liability. Contract liabilities constitute the Bank's obligation to transfer goods or services to a customer, for which the Bank has received a payment from the end customer or if the amount is past due. They also include deferred income related to goods or services that shall be delivered or provided in the future, which will be billed to the customer in advance, but which are not yet past due.

Revenue is measured based on the consideration specified in the contract with the customer, and excludes amounts received on behalf of third parties when the Bank is an agent. The Bank recognizes revenue when it transfers control over a good or service to a customer. Revenue is presented net of reimbursements and discounts and after eliminating inter-group sales. The Bank evaluates its revenue categories based on specific criteria in order to determine whether it acts as principal or agent. Revenue is recognized to the extent that it is probable that economic benefits flow to the Bank and it is possible to reliably measure revenues and costs in case there are.

The Bank presents revenue recognized from contracts with customers on a disaggregated basis categories according to the nature, amount, timing and uncertainty of revenue, this being the only impact on the presentation of financial statements. The Bank also discloses information about the relationship between the disclosure of disaggregated revenue and the information of the revenue disclosed for each operating segment.

Policy applicable until December 31, 2018

Revenue under IAS 18 applicable to the accounting information presented up to the year 2017, was recognized as it was probable that the economic benefits flowed to the entity and the revenues could be measured reliably.

18.1.	Interest income and expenses

For all financial instruments measured at amortized cost, interest income and interest expenses are recognized using the effective interest rate. The effective interest rate is the rate that exactly discounts future estimated cash flows payments through the expected life of the financial instrument or, when appropriate, a shorter period, to the net carrying value of the financial liability or asset. The computation takes into account all the contractual conditions of the financial instrument (for example, prepayment options) and includes incremental fees or expenses that are directly attributed to the instrument and are an integral part of the Effective Interest Rate (EIR), but not future credit losses.

For debt securities at fair value, gains and losses arising from changes in fair value are included in the statement of income as ‘Interest and valuation on financial instruments’.

18.2.	Fees and commission income

The Bank charges fees for the services it provides to its customers. Fee income can be divided into the following three categories:

Income from fees that are an integral part of the effective interest rate of a financial instrument:

Commissions for loan commitments that have a high probability of being used are deferred (together with any incremental cost) via the effective interest rate once the loan is granted (in accordance with section 18.1). If the commitment expires and no loan is made, the fee is recognized as income at the time of termination.

The opening fees received for the issuance of a financial liability measured at amortized cost are included in the effective interest rate of the financial instrument and its recognition as income is generated during the estimated life of the asset.

Commissions obtained from the services that are provided during a certain period of time:

Fees accrued for the transference of services during a period of time. The payments include income from commissions and asset management, custody and other administration and advisory commissions. In loan commitments when it is not possible to demonstrate the probability that a loan will be used, the opening fees of the loan are recognized in income statement during the commitment period on a straight-line basis.

Fee and commission recognized on the performance of a significant act:

Fees arising from the negotiation or participation in the negotiation of a transaction for a third party, such as the acquisition of shares or other securities or the purchase or sale of businesses, are recognized at the closing of the underlying transaction. Commissions or fee components that are linked to a specified performance are recognized after the corresponding criteria are met.

18.3.	Dividend revenue

For the investments that are not associates or joint ventures, dividends are recognized when the right to payment of the Bank is established, which is generally when the stockholders declares the dividend. These are included in the statement of income as Dividends received and share of profits of equity method investees.

18.4.	Total operating income, net

The income derived from commercial operations (
trading
) includes all profits and losses from variations in the fair value and revenue or expenses for related interests from financial liabilities or assets. This includes any ineffectiveness registered in the hedging transactions.

Income tax
19.	Income tax

The Bank recognizes, when appropriate, deferred tax assets and liabilities by the future estimate of tax effects attributable to differences between book values of assets, liabilities and their tax bases. Deferred tax assets and liabilities are measured based on the tax rate that, in accordance with the valid tax laws in each country where the Bank has operations, must be applied in the year in which the deferred tax assets and liabilities are realized or settled. The future effects of changes in tax laws or tax rates are recognized in the deferred taxes as from the date of publication of the law providing for such changes.

Tax bases for deferred tax must be calculated by factoring in the definition of IAS 12 and the value of the assets and liabilities that will be realized or settled in the future according to the valid tax laws of each of the countries where The Bank has operations.

Deferred tax liabilities due to deductible temporary differences associated with investments in subsidiary and associated entities or shares in joint ventures, are recognized except when the Bank is able to control the period in which the deductible temporary difference is reverted and it is likely that the temporary difference will not be reverted in the foreseeable future.

Deferred tax assets, identified with temporary differences, are only recognized if it is considered likely that The Bank will have sufficient taxable income in the future that allow it to be recovered.

Tax credit from fiscal losses and surplus amounts from the presumptive income on the net income are recognized as a deferred asset, provided that it is likely that the Bank will generate future net income to allow their offset.

The deferred tax is recorded as debit or credit according to the result of each of the companies that form the Bank and for the purpose of disclosure on the Statement of Financial Position it is disclosed as net.

The income tax expense is recognized in the consolidated income statement under the heading Income Tax, except when referring to amounts directly recognized in the OCI (Other Comprehensive Income).

Regulatory changes in tax laws and in tax rates are recognized in the consolidated income statement under the Income Tax in the period when such rule becomes enforceable. Interest and fines are recognized in the consolidated income statement under the Other administrative and general expenses.

The Bank periodically assesses the tax positions adopted in tax returns and according to the results of the tax audits held by the tax authorities determines possible tax eventualities provided it has a present obligation, and the Bank can reliable estimate of the amount of the obligation. The recorded sums are based on the estimated fair amount that is expected to cover the amount expected to be paid in the future.

Revisions of tax returns must be documented, as well as any uncertain tax positions that are taken in them.

Transfer prices policy

The Bank has as a general policy that each of its companies be responsible for their income, costs and expenses independently. The above taking into account the regulation for the Matrix provided for in the Organic Statute of the Financial System (article 119 numeral 4) which in relation to the autonomy of the subsidiaries states that: "The activity of the subsidiaries of entities subject to the control and supervision of the Colombian Superintendency of Finance must be carried out in conditions of independence and administrative autonomy, so that they have sufficient capacity of own decision to carry out the operations that constitute their object "

The Bank recognizes operations with economic links applying the Arm's Length Principle. These operations are documented and reported to the tax administration.

Operating segments

Operating segments are defined as components of the Bank for which separate financial information is available that is regularly used by the chief operating decision maker in deciding how to allocate resources and assessing performance.

The Bank manages and measures the performance of its operations through the operating segments using the same accounting policies described in the summary of significant accounting policies described in Note 3.

Earnings per share
20.	Earnings per share

The basic earnings per share are calculated by dividing net income attributable to the ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding during the period.

To calculate diluted earnings per share, the net income attributable to ordinary equity holders, and the weighted average number of outstanding shares is adjusted by the dilutive effects inherent to potential ordinary shares.

Paid-in capital
21.	Paid-in capital
  Corresponds to the greater amount paid by the shareholders on the nominal value of the share.

Use of estimates and judgments
E.	Use of estimates and judgments

The preparation of consolidated financial statements requires the Bank's management to make judgments, estimates and assumptions that affect the application of accounting policies and the recognized amounts of assets, liabilities, income and expenses.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments or changes in assumptions are disclosed in the notes to the consolidated financial statements. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under current circumstances. Actual results may differ from these estimates if assumptions and conditions change.

The significant accounting policies that the Bank uses in preparing its consolidated financial statements are detailed below:

1.	Credit risk Impairment:

Expected credit losses are calculated using individual and collective models and methodologies based on assumptions and judgement considering historical credit data, current situation and reasonable and supportable forecasts of future economic conditions. The estimation of impairment charges is a critical accounting policy because of the significance of this line item, the sensitivity of the charges to changes in assumptions about future events and other somewhat subjective judgments that are incorporated in the individual credit loss models.

The main factors considered in collective estimations of credit losses are collateral values, loan maturity and macroeconomic forecast of variables such unemployment, GDP, interest rates, among others. It is also important to consider and any other variable that could influence client´s willingness to pay.

In addition, individual credit losses models consider assumptions on how the financial performance and future cash flow of a client could be affected by the client´s expected future operational and commercial activity, trends of the economic sector, and regulatory changes in the sector in which the client operates, as well as, other internal or external factors.

Impairment loss models and methodologies, and the related assumptions, are assessed by the Bank´s risk vice-presidency on a regular basis, using robust validation procedures in order to assure a reasonable coverage of real losses.

This process enables management to periodically determine whether assumptions and models used to measure credit risk impairment should be adjusted to achieve more precise estimations

Internal controls, data governance, standards and approval processes have been implemented by the Bank to make estimations more accurate.

For further details please see Note 2 Significant Accounting Policies, section 7.4.5 Impairment of financial assets at amortized cost.

2.	Impairment testing of CGU including goodwill:

The Bank tests goodwill recognized upon business combinations for impairment at least annually. The impairment test for goodwill involves estimates and significant judgments, including the identification of cash generating units and the allocation of goodwill based on the expectations of which operating segments the Bank will benefit from the acquisition. The fair value of the acquired companies is sensitive to changes in the valuation models’ assumptions. Adverse changes in any of the factors underlying these assumptions could lead the Bank to record a goodwill impairment charge. Management believes that the assumptions and estimates used are reasonable and supportable in the existing market environment and commensurate with the risk profile of the assets valued. See Note 8, for further information related to carrying amount, valuation methodologies, key assumptions and the allocation of goodwill.

3.	Deferred tax:

Deferred tax assets and liabilities are recorded on deductible or levied temporary differences originating between tax and accounting bases, taking into account the valid tax rules applicable in each country where the Bank has operations. Due to the changing conditions of the political, social and economic environment, the constant amendments to tax legislation, and the permanent changes in the tax principles and changes in interpretations by tax authorities determining the tax bases for the deferred tax items involves difficult judgments including estimates of future gains, offsets or tax deductions.

Accordingly, the determination of the deferred tax is considered a critical accounting policy.

For more information relating to the nature of deferred tax assets and liabilities recognized by The Bank, please see Note 11.

4.	Provisions and contingent liabilities:

The Bank is subject to contingent liabilities, including those arising from judicial, regulatory, arbitration proceedings, tax and other claims arising from the conduct of the Bank’s business activities. These contingencies are evaluated based on management’s best estimates and provisions are established for legal and other claims by assessing the likelihood of the loss actually occurring as probable, possible or remote. Provisions are recorded when all the information available indicates that it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation before the statement of financial position date and the amounts may be reasonably estimated. The Bank engages internal and external experts in assessing probability and in estimating any amounts involved.

Throughout the life of a contingency, the Bank may learn of additional information that can affect assessments regarding probability or the estimates of amounts involved; changes in these assessments can lead to changes in recorded provisions.

The Bank considers the estimates used to determine the provisions for contingent liabilities are critical estimates because the probability of their occurrence and the amounts that the Bank may be required to pay are based on the Bank’s judgment and those of its internal and external experts, which will not necessarily coincide with the future outcome of the proceedings. For further information regarding legal proceedings and contingencies and its carrying amounts. See Note 20.

5.	Fair value of financial assets and liabilities:

Financial assets and liabilities recorded at fair value on the Bank’s statement of financial position include debt, equity securities and derivatives classified at fair value through profit or loss, debt classified at fair value through other comprehensive income and equity securities which the Bank has made an irrevocable election to present in other comprehensive income changes in its fair value.

To increase consistency and comparability in fair value measurements and related disclosures, IFRS 13
Fair value measurement
specifies different levels of inputs that may be used to measure the fair value of financial instruments. In accordance with this standard, financial instruments are classified as follows:

Level 1:
Assets and liabilities are classified as Level 1 if there are observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is one in which transactions occur with sufficient volume and frequency to provide pricing information on an ongoing basis.

Instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions.

Level 2:
Assets and liabilities are classified as Level 2 if in the absence of a market price for a specific financial instrument, its fair value is estimated using models whose input data are observable for recent transactions of identical or similar instruments.

Level 3:
Assets and liabilities are classified as level 3 if unobservable input data were used in the measurement of fair value that are supported by little or no market activity and that are significant to the fair value of these assets or liabilities.

All transfers between the aforementioned levels are assumed to occur at the end of the reporting period

The measurement of the fair value of financial instruments generally involves a higher degree of complexity and requires the application of judgments especially when the models use unobservable inputs (level 3) based on the assumptions that would be used in the market to determinate the price for assets or liabilities.

For further details, as carrying amount and sensitivity disclosures, please see Note 29 ‘Fair value of assets and liabilities’.

6.	Measurement of Employee benefits:

The measurement of post-employment benefit obligations and long-term employee benefits takes into account a range of inputs and it is dependent upon a series of assumptions of future events. The projected unit credit method is used to determine the present value of the obligation for the defined benefits and its associated cost. Future measurements of obligations may differ to those presented in the financial statements, among others, due to changes in economic and demographic assumptions and significant events. For further information, see Note 18.

7.	Transaction price determination

With respect to contracts with the Bank’s customers, for the determination of the transaction price, the Bank allocates to each one of the performance obligations under the contract the price which represents the value expected to be received to each such performance obligation based on its relative stand-alone selling price. Such price is determined based on the cost of each service, related tax and associated risks to the operation and inherent to the transaction, plus the margin expected to be received for the services, considering in each case the market price for the service, the conditions agreed with the customer and the customer’s segment. The bank has fixed and variable prices considering the characteristics of each service, future events, discounts, returns and other variables that may influence the selling price. No significant financing components are factored in the determination of the selling price.

For the periods ended December 31, 2018 and 2017 there have been no significant changes in estimates and judgements made at end-year other than those indicated in financial statements.

Recently Issued Accounting Pronouncements
F.	Recently issued accounting pronouncements

a)	Recently Issued Accounting Pronouncements Applicable in 2018

On January 1, 2018, the Bank adopted IFRS 9 (2014) financial instruments and IFRS 15 Revenue from contracts with customers. The nature and effects of the changes resulting from the adoption of these new standards are described below:

IFRS 9 financial instruments:
The Bank has adopted the final version of IFRS 9 published in July 2014 that completed the replacement project of IAS 39 - Financial instruments, mainly introducing new criteria for classification and subsequent measurement of financial assets and liabilities, impairment requirements related to the accounting of expected losses and hedging accounting.

•
Classification and measurement:
IFRS 9 (2014) establishes the categories
amortized cost, fair value through profit or loss and fair value through other comprehensive income to classify financial assets, based on the entity’s business model to manage such assets and the characteristic of the flows that they generate. The final category has been introduced for specific simple debt instruments and equity instruments for which the entity irrevocably designates to recognize its changes in other comprehensive income from the initial recognition.

The classification of financial liabilities and their subsequent measurement remained mostly unchanged in relation to IAS 39, except for those liabilities designated at fair value through profit or losses for which the reporting entity is required to recognize changes in own-credit risk in other comprehensive income and the accounting for contractual modifications.

Due to requirements of local regulation, the Bank early adopted IFRS 9 as issued in November 2013, in the 2015 consolidated financial statements, which included only
Fair value through profit or loss
and
amortized cost
as measurement categories attributable to financial assets, based on the business model and the contractual cash flows characteristics and the option to make an irrevocable election at initial recognition for particular investments in equity instruments to present subsequent changes in fair value in other comprehensive income.

•
Impairment:
IFRS 9 (2014) set significant changes in the assessment of the impairment of the value of financial instruments and therefore their associated risk, going from an incurred loss model to one of expected credit loss. The new regulation defined a model that identifies a Significant Increase in Credit Risk (SICR) in an instrument prior to the identification of objective evidence of impairment (EOD) and for which a loss over the life time of the asset should be measured.

In this line, The Bank established the quantitative and qualitative criteria through which it is possible to identify significant increases in the credit risk of an instrument.

The impairment-related requirements apply to financial assets measured at amortized cost and fair value through other comprehensive income (FVOCI) whose business model is intended to collect of contractual flows and/or sales (as well as for lease account receivables, loan commitments and financial guarantees).

The Bank, in accordance with IFRS 9, estimates the Expected Credit Losses (ECL) based on the present value of the difference between contractual cash flows and expected cash flows of the instrument, estimated through collective and individual methodologies or analyses. The ECL amount will be updated on each presentation date to reflect changes in the portfolio's credit risk since the initial recognition.

Through the methodological implementation plan of IFRS 9, the Bank made the necessary adaptations, including the changes required in its provision calculation model, to comply with the expected impairment and loss requirements established by the international standard. For this, new processes and procedures were created, impairment policies were updated, and a control environment aligned with the SOX requirements was designed.

Impairment measurements were made through collective and individual evaluation models, with sufficient sophistication required for each portfolio. Collective models include parameters of probability of default at 12 months, life time probability of default, loss given default and exposure at default with the inclusion of the prospective criteria. The individual analysis methodology is applied in significant exposures and includes the evaluation of weighted loss scenarios, considering the macroeconomic expectations and the particular conditions of each debtor. For further information, please see Note 2.D.7.4.5.

•
Hedge accounting:
These requirements align hedge accounting more closely with risk management, establish a more principle-based approach to hedge accounting and address inconsistencies and weaknesses in the hedge accounting model in IAS 39. Entities have been provided with an accounting policy option between applying the hedge accounting requirements of IFRS 9 or continuing with the application of the existing hedge accounting requirements of IAS 39 for all hedge accounting, as the project on macro hedge accounting has not yet been completed. In consequence, the Bank opted for continuing the application of IAS 39 requirements for hedge accounting.

For further information about the impact of transition to IFRS 9 (2014) in the Bank´s financial statements, please see Note 32.

Improvements to IFRS 9 Prepayment Features with Negative Compensation:

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are “solely payments of principal and interest on the principal amount outstanding” (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. Amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

The basis for conclusions to the amendments clarified that the early termination can result from a contractual term or from an event outside the control of the parties to the contract, such as a change in law or regulation leading to the early termination of the contract.

This amendment applies for periods beginning on or after January 1, 2019 but early adoption was permitted. The Bank has early applied this amendment to make a complete transition to IFRS on January 01, 2018. Except for the impact described in Note 32, there was no other significant impact in the application of this amendment.

IFRS 15, Revenue from Contracts with Customers:
On May 28, 2014, the IASB published IFRS 15, which sets forth the principles of presentation of useful financial information about the nature, amount, timing and uncertainty of the income and cash flows generated from the contracts of an entity with its customers. IFRS 15 establishes that an entity recognizes revenue from ordinary activities, so they can represent the transfer of goods or services committed with customers in exchange for an amount that reflects the consideration to which the entity expects to be entitled in exchange for such assets or services. IFRS 15 replaces IAS 11 - Construction contracts, IAS 18 - Income from ordinary activities, as well as related interpretations. This rule is effective for the period beginning on January 1, 2018, and its early adoption is permitted. A significant proportion of Bank revenues are outside the scope of IFRS 15, since most of the revenue comes from the operation of financial instruments.

For further information about the impact of the adoption of IFRS 15 in the Bank´s financial statements, please see Note 32.

b.	Recently Issued Accounting Pronouncements Applicable in Future Periods

IFRS 16 Leases:
On January 13, 2016 the IASB issued IFRS 16 Leases that replaces IAS 17 leases, IFRIC 4 Determination of whether a contract contains a lease, SIC 15 Incentives in lease agreements and SIC 27 Evaluation of the substance of the transaction. This standard is effective as of January 1, 2019 and establishes the principles of recognition, measurement, presentation and disclosure of leases and requires lessees to account for all their leases under the same balance sheet model similar to the accounting under IAS 17 on financial leases. At the beginning of the lease, the lessee will recognize a liability for the lease payments (liability for lease) and an asset that would represent the right to use the underlying asset during the term of the lease (right to use the asset). Lessees must separately recognize the interest expense of the lease liability and the depreciation expense of the right to use.

Lessees must also adjust the lease liability from the occurrence of certain events (for example, a change in the term of the lease, a change in future lease payments resulting from a change in the index or rate used to determine these payments). The lessee will generally recognize the amount of the adjustment to the lease liability as an adjustment to the right-to-use asset.

The standard includes two recognition exemptions for lessees: leasing of low-value assets (for example, personal computers) and short-term leases (that is, leases with a term of less than 12 months).The accounting of the lessor under IFRS 16 does not have substantial modifications with respect to that made under the requirements of IAS 17. The lessors will continue to classify all their leases using the same classification principles of IAS 17, between financial and operating leases.

For further information about the adoption of IFRS 16 and the expected impacts in the Bank´s financial statements, please see Note 31.

Annual improvements to IFRS Cycle 2015-2017

Amendments to IFRS 3 Business combination:
The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

Management is evaluating the impact of the modification in the Bank´s statement of financial position and disclosures.

Amendments to IFRS 11 Joint Arrangements
: The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

Management is evaluating the impact of the modification in the Bank´s statement of financial position and disclosures.

Amendments to IAS 12 Income taxes
: The amendments to IAS 12 clarify the recognition of the tax effects for dividends as defined in IFRS 9, when a liability is recognized for payment of the dividend. The tax effects of dividends are linked more directly to past transactions or events that generate distributable profits than to distributions to owners. Therefore, an entity shall recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

Management is evaluating the impact of the changes that the amendment of IAS 12 has on the Group, in its statement of financial position and disclosures.

According to IASB, these amendments apply for annual reporting periods beginning on or after 1 January 2019. Earlier application is permitted

Amendments to IAS 23 Borrowing Costs:
The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

No impact is estimated in the Group's financial statements as a result of this amendment. An entity shall apply those amendments for annual reporting periods beginning on or after 1 January 2019.

IFRS 17, Insurance:
In May 2016, the IASB issued IFRS 17 to replace IFRS 4. Accounting for insurance contracts requires entities to separate specified embedded derivatives, investment components and performance obligations are distinguished from the insurance contracts, and to separately recognize, present and disclose insurance revenues, insurance service expenses and the insurance financial income or expense.  However, a simplified measurement method is allowed to measure the quantity related to the remaining service by allocating the premium during the coverage period.

This IFRS is mandatory for periods beginning on or after January 1, 2021. Early application is allowed. Management is evaluating the impact of the adoption of IFRS 17 on the Bank's financial statements and disclosures and does not expect a material effect on its current financial position or disclosures.

IFRIC 23 uncertainty over income tax treatments:
This interpretation has the object of reducing the diversity there is in the recognition and calculation of a tax liability or an asset when there is uncertainty about tax treatment.

This interpretation applies to all accounting aspects of the income tax when there is uncertainty regarding the treatment of an element, including the tax gain or loss, the assets and liabilities tax bases, tax loss and credit and tax rates. This interpretation is mandatory for the annual periods beginning on or after January 1, 2019.

The Bank shall reflect the effect of an uncertain tax position about the income tax, when it will be concludes that it is unlikely that the tax authority will accepts an uncertain tax treatment and, therefore, it will likely pay amounts relating to the uncertain tax treatment.

In the determination of the current and deferred tax for periods subject to review by the tax authority, the applicable rules have been applied and interpretations have been made to take positions, on which different interpretations could be taken. As of result of the complexity of the tax system, the continuous modifications to fiscal rules, the accounting changes with implications in the tax bases and in general the legal instability of the country in some issues such as deductible expenses such as provisions, depreciation, amortization and expenses in general or in untaxed income that at any time could the tax authority have different interpretation from that of the Bank; However, the Bank and its advisors consider that their actions judgments and estimates made in each fiscal period correspond to those indicated by the tax regulations in force and, therefore, they have not considered it necessary to recognize any additional provision to those indicated in Note 20 to the financial statements.

Improvements to IAS 28 Long-term interests in associates and joint ventures:
The board clarifies that long-term interests in an associate or joint venture which, in essence, are part of a net investment in the associate or joint venture, are within IFRS 9, and thus, the value impairment requirements of IFRS 9 apply to these interests. An entity shall apply these amendments retroactively, in accordance with IAS 8 to the annual periods which are to be reported starting on or after January 1, 2019.

Management is currently evaluating the impact of the changes that the amendment of IAS 28 would have on the Bank and its financial statements and disclosures.

Amendments to IAS 19:
The amendments clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This clarification provides that entities might have to recognize a past service cost, or a gain or loss on settlement, that reduces a surplus that was not recognized before. Changes in the effect of the asset ceiling are not netted with such amounts. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognized in other comprehensive income. The Bank expect no impacts due to this modification, since its application is prospective and to date these events have not been presented.

The amendments to this accounting standard will imply an adjustment to the deferred tax calculated as of December 2018, when the accounting basis of the liability (asset) is modified using updated actuarial assumptions to determine the cost of services for the current period and the net interest, for the rest of the annual period. The amendment are effective for annual periods beginning on or after 1 January 2019. .

Conceptual Framework:
The IASB issued the Conceptual Framework in March 2018, it is effective for annual periods beginning on or after 1 January 2020. It sets out a comprehensive set of concepts for financial reporting, standard setting, guidance for preparers in developing consistent accounting policies and assistance to others in their efforts to understand and interpret the standards.

The Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts.